Prospectus
October 28, 2010

Tactical Allocation Funds
Quaker Akros Absolute Strategies Fund
AARFX,  QASDX,  QASIX

Quaker Event Arbitrage Fund
QEAAX,  QEACX,  QEAIX

Quaker Global Tactical Allocation Fund
QTRAX,  QTRCX,  QTRIX

Quaker Long-Short Tactical Allocation Fund
QLSAX,  QLSCX,  QLSIX

Quaker Small-Cap Growth Tactical Allocation Fund
QGASX,  QGCSX,  QGISX

Quaker Strategic Growth Fund
QUAGX,  QAGCX,  QAGIX

As is the case with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a crime. Investors should carefully consider the risks, investment objectives, charges and ongoing expenses of each Fund before making an investment.

Fund Summaries

Quaker Akros Absolute Strategies Fund

INVESTMENT OBJECTIVES

The Quaker Akros Absolute Strategies Fund (the “Fund”) seeks to provide long-term capital appreciation and income, while seeking to protect principal during unfavorable market conditions.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 42 of the Fund’s Prospectus and the “Shareholder Information” section on page 50 of the Trust’s Statement of Additional Information (the “SAI”).

Shareholder Fees
(fees paid directly						Institutional
from your investment)		Class A		Class C		Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)		5.50%		NONE		NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.25%		1.25%		1.25%

Distribution (12b-1) Fees		0.25%		1.00%		NONE

Other Expenses	0.43%		0.43%		0.43%

Dividends on Short Positions	0.04%		0.04%		0.04%

Total Other Expenses		0.47%		0.47%		0.47%

Acquired Fund Fees and Expenses		0.07%		0.07%		0.07%

Total Annual Fund Operating Expenses(1)		2.04%		2.79%		1.79%

Fee Waiver and/or Expense Reimbursement(2)		–0.05%		–0.05%		–0.05%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.99%		2.74%		1.74%

(1)	The ratios of total annual fund operating expenses in this table (the “Expense Ratios”) do not match the ratio of expenses to average net assets in the “Financial Highlights” section of the prospectus because the Expense Ratios reflect the operating expenses of the Fund and any acquired fund fees and expenses. The ratio of expenses to average net assets in the Fund’s “Financial Highlights” are not required to reflect any acquired fund fees and expenses.

(2)	The Adviser, pursuant to a contractual fee waiver agreement (the “Fee Waiver Agreement”) has agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees) when they exceed 1.74% of the Fund’s average daily net assets (the “Annualized Expense Ratio”). The Fee Waiver Agreement has been approved for the period from August 27, 2010 to October 28, 2011. In accordance with the Fee Waiver Agreement, any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the time at which the Adviser waived fees and/or assumed expenses for the Fund under the Fee Waiver Agreement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio. This Fee Waiver Agreement shall be terminated upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of its merger or liquidation.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of 3 years, 5 years and 10 years. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes a 5% return each year, with operating expenses staying the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

CLASS A	$741	$1,154	$1,588	$2,789

CLASS C	$277	$865	$1,474	$3,119

INSTITUTIONAL CLASS	$177	$563	$970	$2,105

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2010, the Fund’s portfolio turnover rate was 374.00% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs absolute return strategies to seek positive returns regardless of market conditions. The Fund’s investment sub-adviser, Akros Capital, LLC (the “Sub-adviser”), will invest in securities, including common and preferred stock, of companies of any size, debt securities and derivatives:

•	Common Stocks. The Fund may invest in common stocks of U.S. companies of any size and common stocks of American Depository Receipts (“ADRs”) of foreign companies.

•	Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.

•	Exchange-Traded Funds. Beyond pursuing its investment objective by direct investment, the Fund may also invest in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

2	QUAKER INVESTMENT TRUST PROSPECTUS

•	Derivative Instruments (Including Futures, Options and Swaps). The absolute return strategies employed by the Fund may include the use of derivatives. For example, the Fund may write (sell) call options on securities that it owns. This would allow the Fund to generate income on securities that the Portfolio Manager is willing to sell at higher prices. In addition, the Fund may write (sell) put options on securities that the Portfolio Manager is willing to buy at lower prices. The Fund may also buy put and call options from time to time. Similarly, futures contracts may be used to decrease (hedge) or increase market exposure, but are more often used to decrease (hedge) exposure. The Fund may invest (up to 20% of its net assets in margin requirements) in futures contracts on stock indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options.

•	Foreign Securities. The Fund may invest up to 30% of its net assets in foreign securities, including ADRs and European Depository Receipts (“EDRs”).

•	Debt Instruments. The Fund may invest up to 100% of its net assets in debt instruments, including convertible debt.

•	Below Investment Grade Debt Instruments. The Fund may invest up to 30% of its net assets in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.”

•	Mortgage-Backed and Asset-Backed Securities. The Fund may invest in asset-backed securities, such as automobile receivables, credit-card receivables, equipment leases, health-care receivables, home-equity loans, litigation-finance notes and student loans, as well as mortgage-backed securities and Federal Home Loan Bank securities, and other fixed-income securities of higher credit quality.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

The maximum position of the Fund in stocks, either directly through stocks or indirectly through options, futures and swaps, will be limited to 125% of its net assets.

The Sub-adviser invests mainly in common stocks of U.S. and non-U.S. companies. Investments in equity securities (growth or value stocks or both) are of companies of any size. The Sub-adviser may consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The Sub-adviser also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. The Sub-adviser may also invest in fixed income securities of short- to long-term maturities that are either investment-grade or below investment-grade in quality. The Sub-adviser may also invest in other fixed income securities, such as mortgage-backed investments. When deciding whether to buy or sell fixed income instruments, the Sub-adviser may consider, among other things, credit, interest rate, and prepayment risks, as well as general market conditions. The Sub-adviser may also select other investments that do not fall within these asset classes.

The Sub-adviser determines the asset allocation mix of the portfolio by assessing the macro environment, analyzing the Fund’s risk exposure and then investing in a manner consistent with those findings.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

•	Exchange-Traded Fund Risk. The cost of investing in an ETF will generally be higher than the cost of investing directly in the underlying fund shares. Shareholders will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

•	Derivative Instruments (Including Futures, Options and Swaps) Risk. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the price of derivatives.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	3

Fund Summaries

Quaker Akros Absolute Strategies Fund

•	Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

•	Small- and Mid-Cap Company Risk. Investing in small and medium-size companies, even indirectly, may involve greater volatility than investing in larger and more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity, and their prices may be more volatile.

•	Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value as interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•	Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments.

•	Below Investment Grade Debt Risk. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities. Investments in below investment grade debt are considered to be more speculative and susceptible to credit risk than higher quality fixed income securities. Lower rated securities, including junk bonds, also involve higher risks in that they are especially subject to price fluctuations in response to changes in interest rates.

•	Mortgage-Backed and Asset-Backed Securities Risk. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. Conversely, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

•	Portfolio Turnover Risk. Because the Fund has a very high rate of portfolio turnover, it will incur significant additional costs due to brokerage commission expenses (and dealer spreads built into the cost of securities) than those incurred by a fund with a lower portfolio turnover rate. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders and negatively affect the Fund’s after-tax performance.

•	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

•	Management Risk. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE

The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

Annual Total Returns — Class A Shares as of December 31, 2009(1)

Highest Performing Quarter:	8.93	% in 2nd quarter of 2009
Lowest Performing Quarter:	–8.79	% in 4th quarter of 2008

4	QUAKER INVESTMENT TRUST PROSPECTUS

The Fund’s cumulative year-to-date return through September 30, 2010 was 2.32%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free at 800-220-8888.

Average Annual Total Returns as of December 31, 2009(1)

	1 Year	Lifetime

Class A Return Before Taxes (Inception Date: September 30, 2005)	13.94%	2.53%

Class A Return After Taxes on Distributions	11.83%	0.95%

Class A Return After Taxes on Distributions and Sale of Fund Shares	9.16%	1.28%

Class C Return Before Taxes (Inception Date: October 4, 2010)	N/A	N/A

Institutional Class Return Before Taxes (Inception Date: October 4, 2010)	N/A	N/A

S&P 500 Total Return Index	26.46%	–0.15%

(1)	Performance information prior to October 4, 2010 represents that of the Akros Absolute Return Fund (the “Akros Fund”) a series of the Trust for Professional Managers. On October 4, 2010, the Akros Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies and policies substantially similar to those of the Akros Fund, which was advised by the Fund’s sub-adviser, Akros Capital, LLC.

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”) serves as investment adviser to the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Akros Capital, LLC (“Akros”), serves as investment sub-adviser to the Fund.

Brady T. Lipp, founder, Managing Principal and Chief Executive Officer of Akros, is the Senior Portfolio Manager, and has been responsible for the day-to-day management of the Fund’s portfolio since 2005.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any business day by mail or by wire transfer, upon completion of an account application (Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701). Investors who wish to purchase or redeem Fund shares through a financial services professional should contact the financial services professional directly.

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class Shares is $1 million, although the Adviser has the ability to waive the minimum at its discretion.

TAX INFORMATION

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	5

Fund Summaries

Quaker Event Arbitrage Fund

INVESTMENT OBJECTIVES

The Quaker Event Arbitrage Fund (the “Fund”) seeks to provide long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 42 of the Fund’s Prospectus and in the “Shareholder Information” section on page 50 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly						Institutional
from your investment)		Class A		Class C		Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)		5.50%		NONE		NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.30%		1.30%		1.30%

Distribution (12b-1) Fees		0.25%		1.00%		NONE

Other Expenses	0.57%		0.57%		0.57%

Dividends on Short Positions	0.05%		0.05%		0.05%

Total Other Expenses		0.62%		0.62%		0.62%

Total Annual Fund Operating Expenses		2.17%		2.92%		1.92%

Fee Waiver and/or Expense Reimbursement(1)		–0.18%		–0.18%		–0.18%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.99%		2.74%		1.74%

(1)	The Adviser, pursuant to a contractual fee waiver agreement (the “Fee Waiver Agreement”) has agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees) when they exceed 1.74% of the Fund’s average daily net assets (the “Annualized Expense Ratio”). The Fee Waiver Agreement has been approved for the period from October 28, 2010 to October 28, 2011. In accordance with the Fee Waiver Agreement, any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the time at which the Adviser waived fees and/or assumed expenses for the Fund under the Fee Waiver Agreement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio. This Fee Waiver Agreement shall be terminated upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of its merger or liquidation.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for the 1 year and the first of 3 years, 5 years and 10 years. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

CLASS A	$741	$1,175	$1,635	$2,902

CLASS C	$277	$887	$1,522	$3,053

INSTITUTIONAL CLASS	$177	$586	$1,020	$2,229

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138.58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment adviser, Quaker Funds, Inc. (the “Adviser”) invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). A variety of strategies can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes:

•	Merger Arbitrage. The Fund invests in the securities of companies subject to publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).

•	Capital Structure Arbitrage. A variety of strategies can be employed to capitalize on the mispricing of corporate securities during reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities. Capital structure arbitrage involves investing in two different types of securities issued by the same company if they

6	QUAKER INVESTMENT TRUST PROSPECTUS

are believed to be mispriced relative to each other. The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors. Typically, one of these securities is purchased, while the other is sold short. The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.

•	Distressed Securities Investments. The Fund invests in distressed securities, which are securities of companies that are in or believed to be near bankruptcy or whose securities are otherwise undergoing extreme financial situations that put the continuation of the issuer as a going concern at risk. Distressed securities include below investment-grade securities.

•	Debt Instruments. The Fund may invest in all types of fixed-income securities including convertible debt, options and futures, as well as privately negotiated options.

•	Structured Notes. The Fund may invest in structured notes. A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.” The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

•	Proxy Fight Investments. The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. There are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees, often with the intention of replacing existing management or selling the company. Profits are expected from the eventual success of the new board of trustees in increasing the company’s value. The Fund may invest with the intention of participating actively in the change of control, or staying passive. Although some of the companies the Fund targets as a “proxy fight investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.

•	Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets. As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Merger Arbitrage Risk. Certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the Fund’s Adviser may not disappear or may even increase, in which case losses may be realized.

•	Distressed Securities Risk. Investment in distressed securities may be considered speculative and may present substantial risk of loss. Below investment- grade securities involve greater risks of default or downgrade and are more volatile than investment- grade securities. Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the securities.

•	Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments. The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.

•	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•	Structured Note Investment Risk. Principal repayments and/or interest payments on structured notes are dependent upon one or more of the following factors: currency exchange rates, interest rates, stock and stock indices, which may adversely affect the principal repayments and/or payments. The use of multipliers or deflators may increase such risks.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	7

Fund Summaries

Quaker Event Arbitrage Fund

•	Proxy Fight Risk. A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

•	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

•	Management Risk. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE

The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

Annual Total Returns — Class A Shares as of December 31, 2009(1)

Highest Performing Quarter:	14.27	% in 4th quarter of 2004
Lowest Performing Quarter:	–11.93	% in 4th quarter of 2008

The Fund’s cumulative year-to-date return through September 30, 2010 was 8.31%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 888-220-8888.

8	QUAKER INVESTMENT TRUST PROSPECTUS

Average Annual Total Returns as of December 31, 2009(1)

	1 Year	5 Years	Lifetime

Class A Return Before Taxes (Inception Date: November 21, 2003)	27.84%	3.48%	7.58%

Class A Return After Taxes on Distributions	27.84%	2.44%	5.91%

Class A Return After Taxes on Distributions and Sale of Fund Shares	18.10%	2.53%	5.71%

Class C Return Before Taxes (Inception Date: June 7, 2010)	N/A	N/A	N/A

Institutional Class Return Before Taxes (Inception Date: June 7, 2010)	N/A	N/A	N/A

S&P 500 Total Return Index	26.46%	0.42%	3.28%

(1)	Performance information prior to June 7, 2010 represents that of the Pennsylvania Avenue Event-Driven Fund (the “Pennsylvania Avenue Fund”) a series of the Pennsylvania Avenue Funds. On June 7, 2010, the Pennsylvania Avenue Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by the Fund’s Portfolio Manager, Thomas Kirchner.

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”) serves as investment adviser to the Fund.

PORTFOLIO MANAGER

Thomas F. Kirchner, CFA, and Portfolio Manager of the Adviser, has been responsible for the day-to-day management of the Fund since its inception in 2003.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any business day by mail or by wire transfer, upon completion of an account application (Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701). Investors who wish to purchase or redeem Fund shares through a financial services professional should contact the financial services professional directly.

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class Shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

TAX INFORMATION

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	9

Fund Summaries

Quaker Global Tactical Allocation Fund

INVESTMENT OBJECTIVES

The Quaker Global Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 42 of the Fund’s Prospectus and in the “Shareholder Information” section on page 50 of the Trust’s (“SAI”) Information.

Shareholder Fees
(fees paid directly			Institutional
from your investment)	Class A	Class C	Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%	1.25%	1.25%

Distribution (12b-1) Fees	0.25%	1.00%	NONE

Other Expenses	0.82%	0.82%	0.82%

Acquired Fund Fees	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses(1)	2.34%	3.09%	2.09%

(1)	The ratios of total annual fund operating expenses in this table (the “Expense Ratios”) do not match the ratio of expenses to average net assets in the “Financial Highlights” section of the prospectus because the Expense Ratios reflect the operating expenses of the Fund and any acquired fund fees and expenses. The ratio of expenses to average net assets in the Fund’s “Financial Highlights” are not required to reflect any acquired fund fees and expenses.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

CLASS A	$774	$1,240	$1,732	$3,079

CLASS C	$312	$954	$1,620	$3,402

INSTITUTIONAL CLASS	$212	$655	$1,124	$2,421

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1212.89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, DG Capital Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stock. The Fund invests its assets in common stocks of U.S. companies and common stocks and American Depository Receipts (“ADRs”) of foreign companies without regard to market capitalization, including small and mid-cap companies. Under normal circumstances, the Fund will invest at least 40% of its net assets in common stocks and ADRs of foreign companies.

•	Growth Stock. The Fund invests its assets in equity securities of companies that the Sub-adviser believes have experienced above-average long-term growth in earnings and show a high probability for superior future growth. This focus on individual companies includes dissecting earnings by doing detailed balance sheet analysis and generating earnings models internally. The Sub-adviser looks for companies that display good cash flow prospects, have strong experienced management teams, sturdy business models and have historically grown earnings organically.

•	Foreign Securities. The Fund may invest without limit in foreign securities, including ADRs and European Depository Receipts (“EDRs”).

•	Emerging Markets. The Fund may invest without limit in companies located in developing or emerging markets.

•	Special Situation Securities. The Fund invests up to 20% of its total assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will benefit the Fund. A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments.

10	QUAKER INVESTMENT TRUST PROSPECTUS

•	Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace.

•	Short Sales. The Fund may invest up to 25% of its assets in short sales at any given time.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Small and Mid-Cap Stocks Risk. The Fund invests in companies with small and medium market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-capitalization stock prices have greater volatility than large company securities.

•	Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•	Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

•	Emerging Markets Risk. The Fund invests in developing countries which may experience high rates of inflation or sharply devalue their currencies against the U.S. dollar, causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in the settlement process.

•	Special Situations Risk. Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Sub-adviser expects, which could negatively impact the Fund.

•	Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	11

Fund Summaries

Quaker Global Tactical Allocation Fund

PAST PERFORMANCE

The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

Annual Total Returns — Class A Shares as of December 31, 2009

Highest Performing Quarter:	17.50	% in 3rd quarter of 2009
Lowest Performing Quarter:	–32.09	% in 3rd quarter of 2008

The Fund’s cumulative year-to-date return through September 30, 2010 was 1.58%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 888-220-8888.

Average Annual Total Returns as of December 31, 2009

	1 Year	Lifetime

Class A Return Before Taxes (Inception Date: May 1, 2008)	13.08%	–26.51%

Class A Return After Taxes on Distributions	13.08%	–26.51%

Class A Return After Taxes on Distributions and Sale of Fund Shares	8.50%	–22.15%

Class C Return Before Taxes (Inception Date: May 1, 2008)	18.82%	–24.55%

Institutional Class Return Before Taxes (Inception Date: July 23, 2008)	19.67%	–20.54%

MSCI World Index	29.99%	–12.43%

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”) serves as investment adviser to the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

DG Capital Management, Inc. (the “DG Capital”), serves as investment sub-adviser to the Fund.

Manu Daftary, CFA, Founder, Chairman and Chief Investment Officer of DG Capital, is the Portfolio Manager, and has been responsible for the day-to-day management of the Fund’s portfolio since 2008.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any business day by mail or by wire transfer, upon completion of an account application (Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701). Investors who wish to purchase or redeem Fund shares through a financial services professional should contact the financial services professional directly.

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class Shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

12	QUAKER INVESTMENT TRUST PROSPECTUS

TAX INFORMATION

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	13

Fund Summaries

Quaker Long-Short Tactical Allocation Fund

INVESTMENT OBJECTIVES

The Quaker Long-Short Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 42 of the Fund’s Prospectus and in the “Shareholder Information” section on page 50 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly			Institutional
from your investment)	Class A	Class C	Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.70%	1.70%	1.70%

Distribution (12b-1) Fees	0.25%	1.00%	NONE

Other Expenses	2.66%	2.66%	2.66%

Total Annual Fund Operating Expenses	4.61%	5.36%	4.36%

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

CLASS A	$986	$1,865	$2,750	$4,992

CLASS C	$535	$1,599	$2,656	$5,265

INSTITUTIONAL CLASS	$437	$1,321	$2,215	$4,502

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2474.30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, Rock Canyon Advisory Group, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Equity Securities. The Fund invests in equity securities and engages in short selling of equity securities as a hedge against adverse market conditions.

•	Common Stock. When the Fund invests in common stocks of individual companies, it will generally invest in companies within specific sectors (e.g., retail, consumer staples, technology) and within those sectors, specific styles (e.g., small-capitalization value, large-capitalization growth) that the Sub-adviser’s proprietary sector and style models indicate have the greatest potential for upward price movement. The models measure various characteristics such as price-to-earnings ratio, market capitalization and price momentum.

•	Exchange Traded Funds. The Fund may take long and short positions in exchange-traded funds (“ETFs”) such as Standard & Poor’s Depositary Receipts (commonly referred to as SPDRs) and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQQ). The Fund will use these instruments to increase exposure to sectors the Sub-adviser’s model indicates have the greatest potential for upward price movement, and to decrease exposure to sectors the Sub-adviser’s model indicates have the greatest potential for downward price movement.

•	Short Sales. The Fund may invest up to 50% of its assets in short sales at any given time.

•	Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace; therefore the Fund will have a portfolio turnover rate that is significantly higher than other mutual funds.

•	Smaller Companies. The Fund invests in companies with market capitalizations of less than $3.1 billion.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

14	QUAKER INVESTMENT TRUST PROSPECTUS

The Fund’s portfolio is allocated among equity asset and style classes and between securities it holds long and sells short, based on the Sub-adviser’s assessment of overall market direction.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Equity Securities Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Exchange Traded Funds Risk. The Fund will indirectly bear its proportionate share of any fees and expenses paid by ETFs in which it invests in addition to the fees and expenses payable directly by the Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

•	Portfolio Turnover Risk. Because the Fund has very high portfolio turnover, it will incur significant additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a fund with a lower portfolio turnover rate. These additional expenses will substantially reduce the Fund’s total return, and the Fund therefore must significantly outperform the market in order to generate a return comparable to market returns. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders and negatively affect the Fund’s after-tax performance.

•	Small-Cap Company Risk. Investing in small companies, even indirectly, may involve greater volatility than investing in larger and more established companies. Small companies may have limited product lines, markets or financial reserves and their management may be dependent on a limited number of key individuals. Securities of those companies may have a limited market liquidity, and their prices may be more volatile.

•	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The strategy used by the Sub-adviser may entail more risk than other stock funds.

PAST PERFORMANCE

The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

Annual Total Returns — Class A Shares as of December 31, 2009(1)

Highest Performing Quarter:	34.90	% in 2nd quarter of 2003
Lowest Performing Quarter:	–14.91	% in 3rd quarter of 2008

The Fund’s cumulative year-to-date return through September 30, 2010 was –3.03%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for

FOR MORE INFORMATION PLEASE CALL 800-220-8888	15

Fund Summaries

Quaker Long-Short Tactical Allocation Fund

each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 888-220-8888.

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	Lifetime

Class A Return Before Taxes (Inception Date: December 31, 2002)	–19.36%	–6.15%	3.32%

Class A Return After Taxes on Distributions	–19.36%	–7.01%	1.05%

Class A Return After Taxes on Distributions and Sale of Fund Shares	–12.59%	–5.52%	1.69%

Class C Return Before Taxes (Inception Date: June 16, 2009)	N/A	N/A	–21.99%

Institutional Class Return Before Taxes (Inception Date: June 16, 2009)	N/A	N/A	–21.52%

S&P 500® Total Return Index	26.46%	0.42%	5.52%

(1)	Performance information prior to June 15, 2009 represents that of the Top Flight Long-Short Fund (the “Top Flight Fund”), a series of the Rock Canyon Funds. On June 15, 2009, the Top Flight Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies, and policies substantially similar to those of the Top Flight Fund, which was advised by the Fund’s sub-adviser, Rock Canyon Advisory Group, Inc.

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”) serves as investment adviser to the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Rock Canyon Advisory Group, Inc. (the “Rock Canyon”), serves as investment sub-adviser to the Fund.

The following individuals are responsible for the day-to-day management of the Fund’s portfolio:

Jonathan Ferrell, founder, President and Manager of Rock Canyon, is a Portfolio Manager, and has been responsible for the day-to-day management of the Fund’s portfolio since 2002.

Todd Draney, Vice President and Manager of Rock Canyon, is a Portfolio Manager, and has been responsible for the day-to-day management of the Fund’s portfolio since 2009.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any business day by mail or by wire transfer, upon completion of an account application (Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701). Investors who wish to purchase or redeem Fund shares through a financial services professional should contact the financial services professional directly.

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class Shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

TAX INFORMATION

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

16	QUAKER INVESTMENT TRUST PROSPECTUS

Quaker Small-Cap Growth Tactical Allocation Fund

INVESTMENT OBJECTIVES

The Quaker Small-Cap Growth Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 42 of the Fund’s Prospectus and in the “Shareholder Information” section on page 50 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly			Institutional
from your investment)	Class A	Class C	Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%	1.00%

Distribution (12b-1) Fees	0.25%	1.00%	NONE

Other Expenses	0.64%	0.64%	0.64%

Total Annual Fund Operating Expenses	1.89%	2.64%	1.64%

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

CLASS A	$731	$1,111	$1,515	$2,640

CLASS C	$267	$820	$1,400	$2,973

INSTITUTIONAL CLASS	$167	$517	$892	$1,944

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 991.29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, Van Den Berg Management I, Inc., dba Century Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stocks. The Fund invests at least 80% of the its total assets in common stocks, American Depositary Receipts (“ADRs”) and foreign securities traded on U.S. stock exchanges, with market capitalizations within the range of companies included in the Russell 2000® Growth Index.

•	Growth Stocks. The Fund invests in securities that include a broadly diversified number of equity securities, including U.S. securities and foreign securities traded on U.S. stock exchanges, which the Fund’s Sub-adviser believes show a high probability of superior prospects for above average growth. These securities will have market capitalizations within the range of companies included in the Russell 2000® Growth Index. The market capitalization of companies in the Russell 2000® Growth Index ranged from $2.19 million to $3.2 billion as of September 30, 2010.

•	Exchange-Traded Funds. The Fund may invest in shares of other investment companies that invest in the types of securities mentioned herein, including shares of exchange-traded funds (“ETFs”).

•	Foreign Securities. The Fund may invest in foreign securities traded on U.S. stock exchanges and ADRs.

•	Short Sales. The Fund may invest up to 25% of its assets in short sales at any given time.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

In selecting individual securities for the Fund’s portfolio, the Sub-adviser uses a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment, in particular, under this “bottom-up” approach, the Sub-adviser analyzes various factors such as capitalization illiquidity ratios (e.g., sales growth, earnings per share and internal profitability), momentum ratios (e.g., price, sales, earnings per share and cash flow),

FOR MORE INFORMATION PLEASE CALL 800-220-8888	17

Fund Summaries

Quaker Small-Cap Growth Tactical Allocation Fund

valuation ratios (e.g., price to sales and price to earnings) and volatility ratios.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•	Small-Cap Stock Risk. The Fund invests in companies with small market capitalizations (generally less than $3.3 billion). Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, their stock prices have greater volatility than large company securities.

•	Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar; accordingly, the Fund will be subject to the risks associated with fluctuations in currency values; although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability any of which could negatively affect the Fund.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE

The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

Annual Total Returns — Class A Shares as of December 31, 2009

Highest Performing Quarter:	18.01	% in 2nd quarter of 2009
Lowest Performing Quarter:	–9.33	% in 1st quarter of 2009

The Fund’s cumulative year-to-date return through September 30, 2010 was 0.31%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns

18	QUAKER INVESTMENT TRUST PROSPECTUS

depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 888-220-8888.

Average Annual Total Returns as of December 31, 2009

	1 Year	Lifetime

Class A Return Before Taxes (Inception Date: September 30, 2008)	12.18%	4.60%

Class A Return After Taxes on Distributions	6.98%	0.71%

Class A Return After Taxes on Distributions and Sale of Fund Shares	7.86%	1.67%

Class C Return Before Taxes (Inception Date: September 30, 2008)	17.87%	8.72%

Institutional Class Return Before Taxes (Inception Date: September 30, 2008)	19.35%	9.90%

Russell 2000® Growth Index	34.47%	–1.95%

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”) serves as investment adviser to the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Van Den Berg Management I, Inc. dba Century Management, Inc. (“Century”), serves as investment sub-adviser to the Fund.

Stephen W. Shipman, CFA, is the Portfolio Manager, and has been responsible for the day-to-day management of the Fund’s portfolio since 2008.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any business day by mail or by wire transfer, upon completion of an account application (Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701). Investors who wish to purchase or redeem Fund shares through a financial services professional should contact the financial services professional directly.

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class Shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

TAX INFORMATION

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	19

Fund Summaries

Quaker Strategic Growth Fund

INVESTMENT OBJECTIVES

The Quaker Strategic Growth Fund (the “Fund”) seeks to provide long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 42 of the Fund’s Prospectus and in the “Shareholder Information” section on page 50 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly			Institutional
from your investment)	Class A	Class C	Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.30%	1.30%	1.30%

Distribution (12b-1) Fees	0.25%	1.00%	NONE

Other Expenses	0.44%	0.44%	0.44%

Total Annual Fund Operating Expenses	1.99%	2.74%	1.74%

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

CLASS A	$741	$1,140	$1,564	$2,739

CLASS C	$277	$850	$1,450	$3,070

INSTITUTIONAL CLASS	$177	$548	$944	$2,052

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 276.31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, DG Capital Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stocks. The Fund invests at least 65% of its total assets in U.S. common stocks of companies without regard to market capitalization.

•	Growth Stocks. The Fund invests its assets in equity securities of companies which the Fund’s Sub-adviser believes show a high probability for superior growth.

•	Special Situations. The Fund invests up to 25% of its total assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will benefit the Fund. A special situation arises when, in the sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments.

•	Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

•	Large- and Mid-Cap Securities. The Fund seeks to achieve a balance between investments in “special situation” investments and investments in large- to mid-capitalization equities (in excess of $3 billion in market capitalization) with high or accelerating profitability.

•	Short Sales. The Fund may invest up to 25% of its assets in short sales.

•	Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

20	QUAKER INVESTMENT TRUST PROSPECTUS

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•	Special Situation Risk. Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Fund’s sub-adviser expects, which could negatively impact the Fund.

•	Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

•	Mid-Cap Stock Risk. Because mid-cap companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies may have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-cap stock prices may have greater volatility than large company securities.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

•	Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover, resulting in the realization of gains and losses which could have negative tax consequences to Fund shareholders.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE

The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

Annual Total Returns — Class A Shares as of December 31, 2009(1)

Highest Performing Quarter:	18.46	% in 1st quarter of 2000
Lowest Performing Quarter:	–30.69	% in 3rd quarter of 2008

The Fund’s cumulative year-to-date return through September 30, 2010 was 0.69%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and ten-years for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using

FOR MORE INFORMATION PLEASE CALL 800-220-8888	21

Fund Summaries

Quaker Strategic Growth Fund

the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 888-220-8888.

Average Annual Total Returns as of December 31, 2009

			10 Years/
	1 Year	5 Years	Lifetime

Class A Return Before Taxes (Inception Date: November 25, 1996)	9.54%	–1.08%	11.29%

Class A Return After Taxes on Distributions	9.54%	–2.96%	8.39%

Class A Return After Taxes on Distributions and Sale of Fund Shares	6.20%	–1.48%	8.38%

Class C Return Before Taxes (Inception Date: July 11, 2000)	15.01%	–0.70%	0.75%

Institutional Class Return Before Taxes (Inception Date: July 20, 2000)	16.14%	0.30%	1.61%

S&P 500® Total Return Index	26.46%	0.42%	4.81%

(1)	The Fund’s shareholders approved the conversion of the Fund’s No-Load Share Class to Class A Shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A Shares thereafter. Since each of the Fund’s share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance bar chart. If they were, returns would be lower.

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”) serves as investment adviser to the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

DG Capital Management, (the “DG Capital”) serves as investment sub-adviser to the Fund.

Manu Daftary, CFA, Founder, Chairman and Chief Investment Officer of DG Capital, is the Portfolio Manager, and has been responsible for the day-to-day management of the Fund’s portfolio since 1996.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any business day by mail or by wire transfer, upon completion of an account application (Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701). Investors who wish to purchase or redeem Fund shares through a financial services professional should contact the financial services professional directly.

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class Shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

TAX INFORMATION

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

22	QUAKER INVESTMENT TRUST PROSPECTUS

Investment Objectives, Strategies, Risks and Portfolio Holdings

Quaker Akros Absolute Strategies Fund

INVESTMENT OBJECTIVES

The Quaker Akros Absolute Strategies Fund (the “Fund”) seeks to provide long-term capital appreciation and income, while seeking to protect principal during unfavorable market conditions. The Fund’s investment objective is non-fundamental which means that it may be changed by the Board of Trustees without shareholder notice.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs absolute return strategies to seek positive returns regardless of market conditions. The Fund’s investment sub-adviser, Akros Capital, LLC (the “Sub-adviser”), will invest in securities, including common and preferred stock, of companies of any size, debt securities and derivatives.

•	Common Stocks. The Fund may invest in common stocks of U.S. companies of any size and common stocks and American Depository Receipts (“ADRs”) of foreign companies.

•	Short Sales. The Fund may engage in two types of short sales. Securities may be sold “against the box” or outright. A short sale “against the box” means that securities the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released. Outright short selling involves the sale of securities not presently owned by the Fund. The Fund will limit its short sales so that no more than 50% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account.

If the Fund does not purchase the security on the same day as the sale, the security must be borrowed (typically, from a broker/dealer). At the time an outright short sale is affected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. Any gain or loss on the transaction is taxable as a short-term capital gain or loss. In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund’s custodian of cash or high grade liquid assets equal to: (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive payments (including interest) on collateral deposited with the broker or custodian.

The Fund is managed using a long/short approach. Depending on general market conditions and individual security valuations, the Fund can vary its positions dramatically. When the portfolio manager considers market conditions and security valuations to be the most attractive, the Fund may be net long up to 100% of assets. When the portfolio manager considers market conditions and security valuations to be unattractive, the Fund may be as much as 25% net short. Within these net long and net short limitations, the Fund’s gross total exposure (long exposure plus the absolute value of short exposure) will not exceed 125% of assets. The Fund’s gross short exposure will not exceed 50% of assets.

•	Exchange-Traded Funds. Beyond pursuing its investment objective by direct investment, the Fund may also invest in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). Federal law generally prohibits a Fund from acquiring shares of an investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. This prohibition may prevent the Fund from allocating its investments in an optimal manner. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. You will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•	Derivative Instruments (Including Futures, Options and Swaps). The absolute return strategies employed by the Fund may include the use of derivatives. For example, the Fund may write (sell) call options on securities that it owns. This would allow the Fund to generate income on securities that the Portfolio Manager is willing to sell at higher prices. In addition, the Fund may write (sell) put options on securities that the Portfolio Manager is willing to buy at lower prices. The Fund may also buy put and call options from time to time. Similarly, futures contracts may be used to decrease (hedge) or increase market exposure, but are more often used to decrease (hedge) exposure. The Fund may invest (up to 20% of its net assets in margin requirements) in futures contracts on stock indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options.

•	Foreign Securities. The Fund may invest up to 30% of its net assets in foreign securities, including ADRs and European Depository Receipts (“EDRs”).

•	Debt Instruments. The Fund may invest up to 100% of its net assets in debt instruments, including convertible debt.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	23

Investment Objectives, Strategies, Risks and Portfolio Holdings

Quaker Akros Absolute Strategies Fund

•	Below Investment Grade Debt Instruments. The Fund may invest up to 30% of its net assets in debt securities that fall below investment grade debt (securities rated below BBB by Standard & Poor’s Rating Service (“S&P”) or below Baa by Moody’s Investors Service, Inc. (“Moody’s”))— commonly referred to as “junk bonds.” However, the Fund will not invest in debt securities rated below D by S&P or Moody’s. Securities that are rated lower than investment grade, or high-yield securities, generally provide high income in an effort to compensate their investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid takeover or buyout and firms with heavy debt loads. The maturities and durations of the fixed-income securities will vary widely depending on market conditions, the quality of the securities in which the Fund is invested, and where the Fund’s portfolio manager believes the markets are in the investment cycle.

•	Mortgage-Backed and Asset-Backed Securities. The Fund may invest in asset-backed securities, such as automobile receivables, credit-card receivables, equipment leases, health-care receivables, home-equity loans, litigation-finance notes and student loans, as well as mortgage-backed securities and Federal Home Loan Bank securities, and other fixed-income securities of higher credit quality.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

The maximum position of the Fund in stocks, either directly through stocks or indirectly through options, futures and swaps, will be limited to 125% of its net assets.

The Sub-adviser invests mainly in common stocks of U.S. and non-U.S. companies. Investments in equity securities (growth or value stocks or both) are of companies of any size. The Sub-adviser may consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The Sub-adviser also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. The Sub-adviser may also invest in fixed income securities of short- to long-term maturities that are either investment-grade or below investment-grade in quality. The Sub-adviser may also invest in other fixed income securities, such as mortgage-backed investments. When deciding whether to buy or sell fixed income instruments, the Sub-adviser may consider, among other things, credit, interest rate, and prepayment risks, as well as general market conditions. The Sub-adviser may also select other investments that do not fall within these asset classes.

The Sub-adviser determines the asset allocation mix of the portfolio by assessing the macro environment, analyzing the Fund’s risk exposure and then investing in a manner consistent with those findings.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions (purchases). When a Fund engages in short selling, it sells a security it does not own in anticipation of being able to buy that security later at a lower price. If the price of the security increases, the Fund loses money. Further, during the time when the Fund has shorted the security, the Fund must borrow that security in order to make delivery on the previous sale, which raises the cost to the Fund. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used. Positions in shorted securities are speculative and more risky than long positions. You should be aware that any strategy that includes selling securities short could suffer significant losses.

•	Exchange-Traded Fund Risk. The cost of investing in an ETF will generally be higher than the cost of investing directly in the underlying fund shares. Shareholders will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by shareholders.

24	QUAKER INVESTMENT TRUST PROSPECTUS

•	Derivatives (Including Futures, Options and Swaps). The absolute return strategies employed by the Fund may include the use of derivatives. For example, the Fund may write (sell) call options on securities that it owns. This would allow the Fund to generate income on securities that the Portfolio Manager is willing to sell at higher prices. In addition, the Fund may write (sell) put options on securities that the Portfolio Manager is willing to buy at lower prices. The Fund may also buy put and call options from time to time. Similarly, futures contracts may be used to decrease (hedge) or increase market exposure, but are more often used to decrease (hedge) exposure. The Fund may invest (up to 20% of its net assets in margin requirements) in futures contracts on stock indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options.

•	Foreign Securities Risk. To the extent that the Fund invests in securities of foreign companies, including ADRs and EDRs, the Fund is subject to foreign securities risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

•	Small- and Mid-Cap Company Risk. Investing in small and medium-size companies, even indirectly, may involve greater volatility than investing in larger and more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity, and their prices may be more volatile.

•	Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value as interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•	Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments.

•	Below Investment Grade Debt Risk. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities. Investments in below investment grade debt are considered to be more speculative and susceptible to credit risk than higher quality fixed income securities. Lower rated securities, including junk bonds, also involve higher risks in that they are especially subject to price fluctuations in response to changes in interest rates.

•	Mortgage-Backed and Asset-Backed Securities Risk. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. Conversely, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

•	Portfolio Turnover Risk. Because the Fund has a very high rate of portfolio turnover, it will incur significant additional costs due to brokerage commission expenses (and dealer spreads built into the cost of securities) than those incurred by a fund with a lower portfolio turnover rate. These additional expenses will substantially reduce the Fund’s total return, and the Fund therefore must significantly outperform the market in order to generate a return comparable to market returns. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders and negatively affect the Fund’s after-tax performance.

•	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

•	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-adviser will apply its investment techniques and risk analyses in

FOR MORE INFORMATION PLEASE CALL 800-220-8888	25

Investment Objectives, Strategies, Risks and Portfolio Holdings

Quaker Akros Absolute Strategies Fund

making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

MORE INFORMATION ABOUT INVESTMENT RISKS

In addition to the principal risks which are specific to each investment strategy and summarized above in the Fund Summary under “Principal Investment Risks,” there are other investment risks common to all strategies:

•	Market Risk. Different types of stocks tend to shift into and out of favor with market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks or the stocks of large capitalization companies. Rather, the market could favor value stocks or the stocks of smaller companies, or the market may not favor equity securities at all during a certain time. Accordingly, as this Fund may change its investment focus between growth and value or between large and small-cap stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

•	Aggressive Investment Risk. The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. For hedging purposes, the Sub-adviser may simultaneously take long and short positions on similar securities for which there is an attractive spread relative to their valuations. The intention of such transactions is to remove general market risk from the portfolio, as the long and short nature of offsetting positions should tend to cancel out the effect of general market movements on the securities. In an instance where a position is entered into that is long-only or short-only, such positions are taken for non-hedging purposes. Certain of these special investment techniques are speculative and involve a high degree of risk, particularly when used for non-hedging purposes.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available: (i) in the Fund’s SAI; and (ii) on the website of the Trust at www.quakerfunds.com.

26	QUAKER INVESTMENT TRUST PROSPECTUS

Quaker Event Arbitrage Fund

INVESTMENT OBJECTIVES

The Quaker Event Arbitrage Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s investment objective is non-fundamental which means that it may be changed by the Board of Trustees without shareholder notice.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment adviser, Quaker Funds, Inc. (the “Adviser”) invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). A variety of strategies can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes:

•	Merger Arbitrage. The Fund invests in the securities of companies subject to publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). After the announcement of such a corporate reorganization, securities of the target typically trade at less than the full value implied by the transaction. This discount reflects uncertainty about the completion of the corporate reorganization and its timing. A variety of strategies can be employed to take advantage of this discount.

•	Capital Structure Arbitrage. Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities. Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other. Typically, one of these securities is purchased, while the other is sold short.

The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors. The Adviser forms an opinion of how these factors should influence the relative value of the securities. In forming this opinion, the Adviser may reference historical trading information, the trading of similar securities issued by the same issuer, terms and trading of comparable securities issued by other issuers, or other statistical or judgmental factors.

Profits can be expected if the security sold short depreciates faster than the security purchased, or if the security acquired increases faster than the security sold short. In addition, the cost of carry of the position will also affect its profitability. Cost of carry refers to difference between any revenues received and any costs incurred in connection with maintaining the long and short positions, such as borrowing costs, dividends or interest paid or received, or interest received on the cash proceeds received from the short sale. In many arbitrage investments the aggregate costs exceed revenues resulting in a net cost to maintain the arbitrage position. Under some circumstances, the cost of carry may be positive so that there is a net benefit to maintaining the position.

For example, the Fund may purchase one type of preferred stock of an issuer while selling short another type of preferred stock of the same issuer. The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.

The Fund may also implement statistical models to determine the relative value of different securities of an issuer. If such a model suggests that one security is overpriced relative to another, the Fund will sell short the overvalued security and purchase the undervalued security. Statistical models rely on historical quantitative data as well as assumptions about the stability of the historical properties of this data in the future, as well as certain judgments about the future.

The Fund may use derivative securities to implement its capital structure arbitrage strategy. For example, the Fund may invest in credit default swaps or other derivatives in lieu of investing in debt instruments. Moreover, the Fund may seek to arbitrage such derivatives against the underlying instruments.

•	Distressed Securities Investments. The Fund invests in the securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. Through an analysis of the complex business and legal procedures associates with the situation, the Fund may have the ability to purchase these securities and to exit the investment at an attractive risk-adjusted rate of return. Profits are expected from the market’s lack of understanding of the intrinsic value of the discounted securities and because many institutional investors cannot own below investment grade securities. The Fund purchases below investment grade securities, commonly referred to as “junk.” Investment in below investment grade securities involves substantial risk of loss. Below investment grade securities involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or

FOR MORE INFORMATION PLEASE CALL 800-220-8888	27

Investment Objectives, Strategies, Risks and Portfolio Holdings

Quaker Event Arbitrage Fund

perceived changes in an issuer’s creditworthiness. Additionally, issuers of below investment grade securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities. Investments may be acquired with the intention of remaining passive or with the intent to participate actively in a restructuring. When participating actively in a restructuring, the Adviser will attempt to modify or improve a restructuring plan with the intent of improving the value of such securities upon consummation of a restructuring. Investments may involve both U.S. and non-U.S. entities, may involve both long and short positions and may utilize leverage.

•	Debt Instruments. The Fund may invest in all types of fixed-income securities including convertible debt, options and futures, as well as privately negotiated options.

•	Structured Notes. The Fund may invest in structured notes. A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500). The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. The use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular structured notes to become illiquid.

•	Proxy Fight Investments. The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. There are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees, often with the intention of replacing existing management or selling the company. Profits are expected from the eventual success of the new board of trustees in increasing the company’s value. The Fund may invest with the intention of participating actively in the change of control, or staying passive. Although some of the companies the Fund targets as a “proxy fight investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.

•	Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets. As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Merger Arbitrage Risk. Merger arbitrage is sometimes referred to as quasi-arbitrage because unlike some other forms of arbitrage it is not a risk-free form of arbitrage. When investing in merger arbitrage, the Fund retains the risk that the corporate reorganization is not completed. This risk is also referred to as “Event Risk,” the event that the merger is not completed. The Adviser expects that it is not directly related to the movements in the overall market. Especially during large dislocations in the overall market it is expected that the number of reorganizations that are not completed increases. However, the Adviser believes that market movements are not the principal determinant for the successful completion of a merger.

More specifically, the risk in merger arbitrage is primarily the event of non-consummation of the announced merger. The following a non-comprehensive list of why a merger may not be completed:

•	Financing for the transaction may not be available;

•	Anti-trust authorities may block a transaction;

•	The economic environment can change, making the merger less appealing;

•	Fraud or other misrepresentations can be discovered;

•	A spoiler bidder can intervene (a.k.a. “white knight”);

•	Parties to the merger may invoke a material adverse change or other clause in the merger agreement to terminate the merger.

28	QUAKER INVESTMENT TRUST PROSPECTUS

The Adviser weighs these risks against the profit opportunity in each merger arbitrage investment.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the Fund’s Adviser may not disappear or may even increase, in which case losses may be realized.

•	Distressed Securities Risk. Investment in distressed securities may be considered speculative and may present substantial risk of loss. Below investment- grade securities involve greater risks of default or downgrade and are more volatile than investment- grade securities. Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness. Discontinuation of these payments could substantially adversely affect the market value of the securities. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the securities. Investments may be acquired with the intention of remaining passive or with the intent to participate actively in a restructuring. When participating actively in a restructuring, the Adviser will attempt to modify or improve a restructuring plan with the intent of improving the value of such securities upon consummation of a restructuring. Investments may involve both U.S. and non-U.S. entities, may involve both long and short positions and may utilize leverage.

•	Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments. The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.

•	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•	Structured Note Investment Risk. Principal repayments and/or interest payments on structured notes are dependent upon one or more of the following factors: currency exchange rates, interest rates, stock and stock indices, which may cause the principal repayments and/or payments be to be subject to the related risks of each applicable factors. Also, depending on the factor(s) used and the use of multipliers or deflators, changes in interest rates and movement of the specific factor(s) may cause significant price fluctuations or illiquidity.

•	Proxy Fight Risk. A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions (purchases). When a Fund engages in short selling, it sells a security it does not own in anticipation of being able to buy that security later at a lower price. If the price of the security increases, the Fund loses money. Further, during the time when the Fund has shorted the security, the Fund must borrow that security in order to make delivery on the previous sale, which raises the cost to the Fund. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used. Positions in shorted securities are speculative and more risky than long positions. You should be aware that any strategy that includes selling securities short could suffer significant losses.

•	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

•	Management Risk. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available: (i) in the Fund’s SAI; and (ii) on the website of the Trust at www.quakerfunds.com.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	29

Investment Objectives, Strategies, Risks and Portfolio Holdings

Quaker Global Tactical Allocation Fund

INVESTMENT OBJECTIVES

The Quaker Global Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s investment objective is non-fundamental which means that it may be changed by the Board of Trustees without shareholder notice.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, DG Capital Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stock. The Fund invests its assets in common stocks of U.S. companies and common stocks and ADRs of foreign companies without regard to market capitalization. ADRs are receipts issued by a U.S. depository (usually a U.S. bank) that represent an ownership interest in an underlying foreign security that is held by the depository). Under normal circumstances, the Fund will invest at least 40% of its net assets in common stocks and ADRs of foreign companies.

•	Growth Stock. The Fund invests its assets in equity securities of companies that the Sub-adviser believes have experienced above-average long-term growth in earnings and show a high probability for superior future growth. The Fund’s Sub-adviser seeks to identify such companies by focusing on individual companies rather than on short-term movements in broad economic factors, such as interest rates or commodity prices. This focus on individual companies includes dissecting earnings by doing detailed balance sheet analysis and generating earnings models internally. The Sub-adviser looks for companies that display good cash flow prospects, have strong experienced management teams, sturdy business models and have historically grown earnings organically.

•	Foreign Securities. The Fund may invest in foreign securities. The Fund considers, when selecting countries in which the Fund will invest, such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security.

•	Emerging Markets. The Fund may invest without limit in companies located in developing or emerging markets.

•	Special Situation Securities. The Fund invests up to 20% of its total assets in “special situation” securities when the Sub-adviser believes such investments will benefit the Fund. A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments.

•	Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace which may result in significant portfolio turnover.

•	Short Sales. The Fund may invest up to 25% of its assets in short sales at any given time. The Fund may engage in two types of short sales. Securities may be sold “against the box” or outright. A short sale “against the box” means that securities the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released. Outright short selling involves the sale of securities not presently owned by the Fund. If the Fund does not purchase that security on the same day as the sale, the security must be borrowed (typically, from a broker/dealer). At the time an outright short sale is affected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. Any gain or loss on the transaction is taxable as a short-term capital gain or loss.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Small and Mid-Cap Stocks Risk. The Fund invests in companies with small and medium market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies

30	QUAKER INVESTMENT TRUST PROSPECTUS

often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-capitalization stock prices have greater volatility than large company securities.

•	Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•	Emerging Markets Risk. The Fund invests in developing countries which may experience high rates of inflation or sharply devalue their currencies against the U.S. dollar, causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in the settlement process.

•	Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

•	Special Situations Risk. Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Sub-adviser expects, which could negatively impact the Fund. To minimize these risks, the Fund will limit its investments to no more than 20% of the Fund’s total net assets (valued at the time of investment).

•	Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions (purchases). When a Fund engages in short selling, it sells a security it does not own in anticipation of being able to buy that security later at a lower price. If the price of the security increases, the Fund loses money. Further, during the time when the Fund has shorted the security, the Fund must borrow that security in order to make delivery on the previous sale, which raises the cost to the Fund. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used. Positions in shorted securities are speculative and more risky than long positions. You should be aware that any strategy that includes selling securities short could suffer significant losses.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available: (i) in the Fund’s SAI; and (ii) on the website of the Trust at www.quakerfunds.com.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	31

Investment Objectives, Strategies, Risks and Portfolio Holdings

Quaker Long-Short Tactical Allocation Fund

INVESTMENT OBJECTIVES

The Quaker Long-Short Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s investment objective is non-fundamental which means that it may be changed by the Board of Trustees without shareholder notice.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, Rock Canyon Advisory Group, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Equity Securities. The Fund invests in equity securities and engages in short selling of equity securities as a hedge against adverse market conditions.

•	Common Stock. When the Fund invests in common stocks of individual companies, it will generally invest in companies within specific sectors (e.g., retail, consumer staples, technology) and within those sectors, specific styles (e.g., small-capitalization value, large-capitalization growth) that the Sub-adviser’s proprietary sector and style models indicate have the greatest potential for upward price movement. The models measure various characteristics such as price-to-earnings ratio, market capitalization and price momentum.

•	Exchange Traded Funds. The Fund may take long and short positions in ETFs such as Standard & Poor’s Depositary Receipts (commonly referred to as SPDRs) and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQQ). The Fund will use these instruments to increase exposure to sectors the Sub-adviser’s model indicates have the greatest potential for upward price movement, and to decrease exposure to sectors the Sub-adviser’s model indicates have the greatest potential for downward price movement.

•	Short Sales. The Fund utilizes a strategy of short selling securities to reduce volatility and enhance potential investment gain. The Fund may engage “against the box” and outright short sales. A short sale “against the box” means that securities the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released. Outright short selling involves the sale of securities not presently owned by the Fund. The Fund limits short sales to not more than 50% of the Fund’s total assets.

•	Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace; therefore the Fund will have a portfolio turnover rate that is significantly higher than other mutual funds.

•	Smaller Companies. The Fund invests in companies with market capitalizations of less than $3.1 billion.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

The Fund’s portfolio is allocated among equity asset and style classes and between securities it holds long and sells short, based on the Sub-adviser’s assessment of overall market direction.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Equity Securities Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Exchange Traded Funds Risk. The Fund will indirectly bear its proportionate share of any fees and expenses paid by ETFs in which it invests in addition to the fees and expenses payable directly by the Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions (purchases). When a Fund engages in short selling, it sells a security it does not own in anticipation of being able to buy that security later at a lower price. If the price of the security increases, the Fund loses money. Further, during the time when the Fund has shorted the security, the Fund must borrow that security in order to make delivery on the previous sale, which raises the cost to the Fund. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used. Positions in shorted

32	QUAKER INVESTMENT TRUST PROSPECTUS

securities are speculative and more risky than long positions. You should be aware that any strategy that includes selling securities short could suffer significant losses.

•	Portfolio Turnover Risk. The Sub-adviser engages in aggressive portfolio trading. Because the Fund has very high portfolio turnover, it will incur significant additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a fund with a lower portfolio turnover rate. These additional expenses will substantially reduce the Fund’s total return, and the Fund therefore must significantly outperform the market in order to generate a return comparable to market returns. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders and negatively affect the Fund’s after-tax performance.

•	Small-Cap Company Risk. To the extent the Fund invests in small-capitalization companies, the Fund will be subject to additional risks. These include:

1.	The earnings and prospects of smaller companies are more volatile than larger companies.

2.	Smaller companies may experience higher failure rates than do larger companies.

3.	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

4.	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. Adverse economic, political or regulatory developments in a particular sector may have a greater negative effect on the Fund.

The Fund may at any point be over-weighted or under-weighted in a particular sector as compared to the Fund’s benchmark index. If the Sub-adviser’s judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect, the security’s price may decrease in value. For example, if the Fund invests in a style that emphasizes value stocks, the market may not agree with the Sub-adviser’s determination that a security is undervalued, and the security’s price may not increase to what the adviser believes is its full value and may even decrease in value. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The strategy used by the Sub-adviser may entail more risk than other stock funds.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available: (i) in the Fund’s SAI; and (ii) on the website of the Trust at www.quakerfunds.com.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	33

Investment Objectives, Strategies, Risks and Portfolio Holdings

Quaker Small-Cap Growth Tactical Allocation Fund

INVESTMENT OBJECTIVES

The Quaker Small-Cap Growth Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s investment objective is non-fundamental which means that it may be changed by the Board of Trustees without shareholder notice.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, Van Den Berg Management I, Inc., dba Century Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stocks. The Fund normally invests at least 80% of the Fund’s total assets in common stocks, ETFs, ADRs and foreign securities traded on U.S. stock exchanges, with market capitalizations within the range of companies included in the Russell 2000® Growth Index. The Fund invests in securities that include a broadly diversified number of equity securities, including U.S. securities and foreign securities traded on U.S. stock exchanges, which the Sub-adviser believes show a high probability of superior prospects for above average growth. The Sub-adviser chooses these securities using a “bottom up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. In particular, under this “bottom up” approach, the Sub-adviser analyzes various factors such as capitalization/liquidity ratios, growth ratios (e.g., sales growth, earnings per share and internal profitability), momentum ratios (e.g., price, sales, earnings per share and cash flow), valuation ratios (e.g., price to sales and price to earnings) and volatility ratios.

•	Growth Stocks. The Fund invests in securities that include a broadly diversified number of equity securities, including U.S. securities and foreign securities traded on U.S. stock exchanges, which the Fund’s Sub-adviser believes show a high probability of superior prospects for above average growth. These securities will have market capitalizations within the range of companies included in the Russell 2000® Growth Index. The market capitalization of companies in the Russell 2000® Growth Index ranged from $3.2 million to $3 billion as of September 30, 2010. The capitalization range of companies in the Russell 2000® Growth Index will change with the markets. The capitalization range of companies in the Russell 2000® Growth Index will change with the markets. If movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

•	Foreign Securities. The Fund may invest in foreign securities traded on U.S. stock exchanges, ADRs and EDRs.

•	Short Sales. The Fund utilizes a strategy of short selling securities, including ETFs, to reduce volatility and enhance potential investment gain. When a Fund engages in short sales, it sells a security it does not own in anticipation of being able to buy that security later at a lower price. If the price of the security increases instead, the Fund loses money. Further, during the time when the Fund has shorted the security, the Fund must borrow that security in order to make delivery on the previous sale, which raises the cost to the Fund. The Fund may engage in two types of short sales. Securities may be sold “against the box” or outright. A short sale “against the box” means that securities the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released. Outright short selling involves the sale of securities not presently owned by the Fund. If the Fund does not purchase that security on the same day as the sale, the security must be borrowed (typically, from a broker/dealer). At the time an outright short sale is affected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. Any gain or loss on the transaction is taxable as a short-term capital gain or loss.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

In selecting individual securities for the Fund’s portfolio, the Sub-adviser uses a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment, in particular, under this “bottom-up” approach, the Sub-adviser analyzes various factors such as capitalization illiquidity ratios (e.g., sales growth, earnings per share and internal profitability), momentum ratios (e.g., price, sales, earnings per share and cash flow), valuation ratios (e.g., price to sales and price to earnings) and volatility ratios.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and

34	QUAKER INVESTMENT TRUST PROSPECTUS

instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•	Small-Cap Stock Risk. The Fund invests in companies with small market capitalizations (generally less than $3.3 billion). Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, their stock prices have greater volatility than large company securities.

•	Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar; accordingly, the Fund will be subject to the risks associated with fluctuations in currency values; although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability any of which could negatively affect the Fund.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions (purchases). When a Fund engages in short selling, it sells a security it does not own in anticipation of being able to buy that security later at a lower price. If the price of the security increases, the Fund loses money. Further, during the time when the Fund has shorted the security, the Fund must borrow that security in order to make delivery on the previous sale, which raises the cost to the Fund. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used. Positions in shorted securities are speculative and more risky than long positions. You should be aware that any strategy that includes selling securities short could suffer significant losses.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available: (i) in the Fund’s SAI; and (ii) on the website of the Trust at www.quakerfunds.com.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	35

Investment Objectives, Strategies, Risks and Portfolio Holdings

Quaker Strategic Growth Fund

INVESTMENT OBJECTIVES

The Quaker Strategic Growth Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s investment objective is non-fundamental which means that it may be changed by the Board of Trustees without shareholder notice.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, DG Capital Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stocks. The Fund invests at least 65% of its total assets in U.S. common stocks of companies without regard to market capitalization.

•	Growth Stocks. The Fund invests its assets in equity securities of companies which the Fund’s Sub-adviser believes show a high probability for superior growth.

•	Special Situations. The Fund invests up to 25% of its total assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will benefit the Fund. A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments.

•	Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including ADRs. (ADRs are receipts issued by a U.S. depository (usually a U.S. bank) that represent an ownership interest in an underlying foreign security that is held by the depository).

•	Large- and Mid-Cap Securities. The Fund seeks to achieve a balance between investments in “special situation” investments and investments in large- to mid-capitalization equities (in excess of $3 billion in market capitalization) with high or accelerating profitability.

•	Short Sales. The Fund utilizes a strategy of short selling securities to reduce volatility and enhance potential investment gain. The Fund limits short sales to not more than 25% of the Fund’s assets. At the time an outright short sale is affected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. Any gain or loss on the transaction is taxable as a short-term capital gain or loss.

The Fund may engage in two types of short sales.  Securities may be sold “against the box” or outright. A short sale “against the box” means that securities the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released. Outright short selling involves the sale of securities not presently owned by the Fund. If the Fund does not purchase that security on the same day as the sale, the security must be borrowed (typically, from a broker/dealer). At the time an outright short sale is affected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. Any gain or loss on the transaction is taxable as a short-term capital gain or loss.

•	Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace.

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•	Special Situation Risk. The Fund invests in “special situations.” Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the

36	QUAKER INVESTMENT TRUST PROSPECTUS

Fund’s Sub-adviser expects, which could negatively impact the Fund. To minimize these risks, the Fund will limit its investments to no more than 25% of the Fund’s total net assets (valued at the time of investment).

•	Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar; accordingly, the Fund will be subject to the risks associated with fluctuations in currency values; although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability any of which could negatively affect the Fund.

•	Mid-Cap Stock Risk. The Fund may invest in companies with medium market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies may have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-cap stock prices may have greater volatility than large company securities.

•	Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions (purchases). When a Fund engages in short selling, it sells a security it does not own in anticipation of being able to buy that security later at a lower price. If the price of the security increases, the Fund loses money. Further, during the time when the Fund has shorted the security, the Fund must borrow that security in order to make delivery on the previous sale, which raises the cost to the Fund. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used. Positions in shorted securities are speculative and more risky than long positions. You should be aware that any strategy that includes selling securities short could suffer significant losses.

•	Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover, resulting in the realization of gains and losses which could have negative tax consequences to Fund shareholders.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available: (i) in the Fund’s SAI; and (ii) on the website of the Trust at www.quakerfunds.com.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	37

Investment Objectives, Strategies, Risks and Portfolio Holdings

MORE INFORMATION ABOUT STRATEGIES

•	iShares. The Funds may invest without limitation in shares of iShares Trust and iShares, Inc. (each an “iShares Fund” and collectively, the “iShares Funds”). The iShares Funds are registered investment companies whose shares are listed and traded at market prices on national securities exchanges, such as the NYSE Arca exchange. These types of investment companies are commonly known as “exchange traded funds.” Market prices of iShares Funds’ shares may be different from their net asset value per share (“NAV”). Each iShares Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. To the extent the Fund invests in iShares, the Fund will indirectly bear its proportionate share of any management fees and other expenses paid to iShares Funds in addition to investment management fees charged by the Adviser and Sub-advisers.

•	Repurchase Agreements. Each Fund may enter into repurchase agreements, and certain other types of futures, options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter markets, not through any exchange.

•	Temporary Defensive Positions. Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions. When investment opportunities are limited, or in the event of exceptional redemption requests, a significant percentage (up to 100%) of a Fund’s total net assets may be held in cash or cash-equivalents. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent that the Funds would if they were to remain more fully invested in common stocks. During these times, a Fund may not achieve its investment goal.

•	Securities Lending. The Funds may lend their portfolio securities to further enhance investment returns. These loans are secured by the delivery to the Fund of cash collateral, which may be invested in short-term debt securities and money market funds.

MORE INFORMATION ABOUT INVESTMENT RISKS

In addition to the principal risks which are specific to each investment strategy and summarized above in each of the Fund Summaries under “Principal Investment Risks,” there are other investment risks common to all Funds:

•	iShares Risk. The cost of investing in an iShares Fund will generally be higher than the cost of investing directly in the underlying fund shares. Shareholders will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

•	Repurchase Agreement Risk. A Fund may experience losses or delays in connection with repurchase agreements entered into, if a counterparty to any such contract defaults or goes into bankruptcy.

•	Temporary Defensive Position Risk. A Fund’s portfolio manager may seek to protect shareholder capital by assuming defensive positions where a Fund’s portfolio is comprised mainly of cash and cash equivalents. Under such circumstances, a Fund may not achieve its investment objective. When assuming a temporary defensive position, the Funds may invest, without limit, in obligations of the U.S. government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent that the Funds would they were to remain more fully invested in common stocks. During these times, a Fund may not achieve its investment goal.

•	Securities Lending Risk. If a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a Fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral.

•	Management Risk. Funds are subject to management risk because they are actively managed investment portfolios. A Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for a Fund, but there is no guarantee that its decisions will produce the intended result.

•	Market Trends Risk. When you sell your Fund shares, they may be worth less than what you paid for them because the value of the Fund’s investments will vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund. Different types of stocks tend to shift into and out of favor with market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all.

38	QUAKER INVESTMENT TRUST PROSPECTUS

Management of the Funds

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”), located at 309 Technology Drive, Malvern, Pennsylvania 19355, serves as the investment adviser to each of the Funds. Founded in 1996, the Adviser provides its advisory services pursuant to an investment advisory agreement with the Trust. The Adviser is a corporation incorporated under the laws of the Commonwealth of Pennsylvania, and is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As of August 31, 2010, the Adviser had approximately $512 million in assets under management.

As investment adviser to the Funds, the Adviser has overall supervisory responsibility for: (i) the general management and investment of each Fund’s securities portfolio; (ii) the evaluation, selection and recommendation to the Board of Trustees of the hiring, termination and replacement of sub-advisers to manage the assets of a Fund; (iii) overseeing and monitoring the ongoing performance of the sub-advisers of the Funds, including their compliance with the investment objectives, policies and restrictions of those Funds; and (iv) the implementation of procedures and policies to ensure that the sub-advisers comply with the Fund’s investment objectives, policies and restrictions.

Each Fund pays the Adviser and sub-adviser management fees for managing the Fund’s investments that are calculated as a percentage of the Fund’s assets under management. The total advisory and subadvisory fees payable as a percentage of each Fund’s average daily net assets for the fiscal year ended June 30, 2010, are as follows:

Total Advisory and Subadvisory Fee Paid
Name of Fund	as a Percentage of Average Net Assets

Quaker Akros Absolute Strategies Fund	1.25%

Quaker Event Arbitrage Fund	1.30%

Quaker Global Tactical Allocation Fund	1.25%

Quaker Long-Short Tactical Allocation Fund	1.70%

Quaker Small-Cap Growth Tactical Allocation Fund	1.00%

Quaker Strategic Growth Fund	1.30%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for each Fund is available in the Trust’s annual report to shareholders for the period ended June 30, 2010. The Fund’s shareholder reports are available on the Trust’s website at www.quakerfunds.com.

SUB-ADVISERS AND PORTFOLIO MANAGERS

The Adviser oversees the Funds’ sub-advisers and recommends to the Board of Trustees whether to hire, terminate or replace a sub-adviser. The Trust and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, without shareholder approval, subject to certain conditions and with the approval of the Board of Trustees, to: (i) hire, terminate or replace sub-advisers for the Funds; and (ii) change the terms of a subadvisory arrangement, unless such change would result in an increase in the overall management and advisory fees payable by the Fund as previously approved by shareholders. The SEC order does not apply to any sub-adviser that is affiliated with the Trust or the Adviser. The manager of managers structure enables each Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or subadvisory agreements. The manager of managers structure would not permit an increase in the overall management and advisory fees payable by a Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisers or subadvisory agreements within 90 days of the change.

The Adviser has entered into separate subadvisory agreements with each sub-adviser and compensates each sub-adviser out of the investment advisory fees it receives from the Funds. Each sub-adviser has discretionary responsibility for investment of the assets and the portfolio management of the Fund that it manages.

The following sub-advisers and portfolio managers are responsible for the day-to-day portfolio management of the respective Funds:

QUAKER AKROS ABSOLUTE STRATEGIES FUND

Akros Capital, LLC (“Akros”), located at 230 Park Avenue, New York, New York 10169, serves as the sub-adviser to the Quaker Akros Absolute Strategies Fund. Akros was founded in 2003, is registered with the SEC as an investment adviser pursuant to the Advisers Act and serves as an advisor primarily to provide specialized investment-management services for individuals, institutions and retail customers. As of August 31, 2010, the Sub-adviser managed approximately $18.43 million in assets.

The following individual is primarily responsible for the day-to-day management of the Fund:

Brady T. Lipp — is responsible for the day-to-day management of the Fund’s portfolio. Mr. Lipp founded Akros Capital, LLC in 2003 and serves as its Managing Principal and Chief Executive Officer. Prior to founding Akros Capital, LLC, Mr. Lipp was a Managing Director at Credit Suisse Asset Management from 1999 to 2003 and a member of the global post-venture capital investment team, which focused on publicly traded stocks that had professional private-equity backing. He also served as a Managing Director at Warburg Pincus Asset Management from 1994 to 1999 and was an institutional relationship manager at Strong Capital Management from 1987 to 1994. Mr. Lipp has managed accounts using a similar style to the Fund since January 2004.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	39

Management of the Funds

QUAKER EVENT ARBITRAGE FUND

Quaker Funds, Inc. (the “Adviser”) located at 309 Technology Drive, Malvern, PA 19355, serves as Adviser to the Quaker Event Arbitrage Fund. The Adviser has discretionary responsibility for investment of the assets and the portfolio management of the Quaker Event Arbitrage Fund.

The following individual is primarily responsible for the day-to-day management of the Fund:

Thomas F. Kirchner, CFA — Mr. Kirchner is responsible for the day-to-day management of the Fund. From 2003-2009, prior to joining the Adviser with the acquisition by the Fund of the Pennsylvania Avenue Fund, Mr. Kirchner was the founder of Pennsylvania Avenue Advisers LLC (“Pennsylvania Avenue”) and the portfolio manager of the Pennsylvania Avenue Fund, a series of the Pennsylvania Avenue Funds. Prior to establishing Pennsylvania Avenue, from 1996-1999, Mr. Kirchner worked as a Bond Trader and Financial Engineer for Banque Nationale de Paris S.A. From 1999-2004, Mr. Kirchner was retained by Fannie Mae, as a Financial Engineer. Mr. Kirchner is a graduate of Kings College, University of London; Institut d’Etudes Politiques de Paris and University of Chicago Booth School of Business. Mr. Kirchner has earned the right to use the Chartered Financial Analyst designation.

QUAKER STRATEGIC GROWTH FUND AND QUAKER GLOBAL TACTICAL ALLOCATION FUND

DG Capital Management (“DG Capital”) located at 260 Franklin Street, Suite 1600, Boston, Massachusetts 02110, was founded in 1996 and serves as the sub-adviser to the Quaker Strategic Growth Fund and Quaker Global Tactical Allocation Fund. DG Capital is registered with the SEC as an investment adviser pursuant to the Advisers Act, and specializes in equity management. As of August 31, 2010, the firm had approximately $1.4 billion of assets under management.

The following individual is primarily responsible for the day-to-day management of the Fund:

Manu Daftary, CFA — Founded DG Capital in 1996 and currently serves as Chairman and Chief Investment Officer. Mr. Daftary has been a manager of both the Quaker Strategic Growth Fund and Quaker Global Tactical Allocation Fund since each Fund’s inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchase and sale of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.

QUAKER LONG-SHORT TACTICAL ALLOCATION FUND

Rock Canyon Advisory Group, Inc. (“Rock Canyon”), located at 2989 West Maple Loop #210, Lehi, Utah 84043, serves as the sub-adviser to the Quaker Long-Short Tactical Allocation Fund. Founded in 2002, Rock Canyon is registered as an investment adviser with the SEC under the Advisers Act. As of August 31, 2010, the firm has approximately $4.8 million of assets under management.

The following individuals are primarily responsible for the day-to-day management of the Fund:

Jonathan Ferrell — Mr. Ferrell is the founder, President and Manager of Rock Canyon. He has also been a principal at Lehi Partners LLC since 2003, where he manages a hedge fund. Prior to establishing Rock Canyon, Mr. Ferrell was Director of Research at Paragon Capital Management. He is a graduate of Brigham Young University where he earned both a BA in Near Eastern Studies and an MBA.

Todd Draney — Mr. Draney is Vice President and Manager of Rock Canyon. He has also been a principal at Lehi Partners LLC since 2003, where he manages a hedge fund. Prior to his involvement with Rock Canyon and Lehi Partners, Mr. Draney was President at Timpanogos Capital Group, Vice President at UAM Investment Services and Senior Advisor at Wasatch Advisors. He is a graduate of Brigham Young University where he earned his BA in Economics and Portuguese and an MBA.

QUAKER SMALL-CAP GROWTH TACTICAL ALLOCATION FUND

Century Management, Inc. (“Century”), located at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746, serves as the sub-adviser to Quaker Small-Cap Growth Tactical Allocation Fund. Founded in 1974, Century is registered as an investment adviser with the SEC under the Advisers Act, and specializes in value investing. As of August 31, 2010, the firm had approximately $1.8 billion of assets under management.

The following individual is primarily responsible for the day-to-day management of the Fund:

Stephen W. Shipman, CFA — Mr. Shipman joined Century in 2009 as a Portfolio Manager. Prior to joining Century, from 1997-2009, Mr. Shipman served as Executive Vice President and Director of Research of Bjurman, Barry & Associates.

MORE ABOUT SUB-ADVISERS AND PORTFOLIO MANAGERS

The Trust’s Statement of Additional Information (“SAI”) provides additional information about the sub-advisers and each Fund’s respective portfolio manager compensation, other accounts managed and respective ownership of securities in the applicable Fund.

40	QUAKER INVESTMENT TRUST PROSPECTUS

Shareholder Information

CALCULATING SHARE PRICE

When you buy shares, you pay the offering price for the shares. The offering price includes any applicable sales charge, and is determined by dividing the NAV by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 (10.25/0.945) equals 10.84656, which, when rounded to two decimal points, equals 10.85. The offering price per share would be $10.85.

When you sell or exchange shares of a Fund, you do so at the Fund’s NAV.

The value of a mutual fund is determined by deducting the Fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total NAV of each Fund’s share class by the applicable number of shares outstanding per share class.

Each Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (“NYSE”) (which is generally 4:00 p.m. Eastern time). Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. A Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Requests to buy and sell Fund shares are processed based on the NAV next calculated after we receive your request in proper form.

FAIR VALUATION

•	Individual Securities. Each Fund expects to price most of its securities based on the current market values as discussed above. Securities and assets for which market quotations are not readily available will be valued at fair value. The types of securities for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities for which there is no current market value quotation; securities for which a broker quote has been requested but the spread between the bid and the ask exceeds 15%; and securities that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small-cap securities.

The Funds have adopted fair valuation procedures to value securities at fair market value in those circumstances as described above, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a Fund calculates its NAV because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation. Once a fair value has been determined by the Valuation Committee, the Board of Trustees will be notified within two (2) business days by the Valuation Committee of such fair value determination. The Valuation Committee is comprised of the Funds’ Chief Compliance Officer (who is an employee of and the Chief Compliance Officer of the Adviser), the Portfolio Compliance Manager of the Adviser and a Senior Officer of the Adviser. In addition, a member of the Trust’s Audit Committee is responsible for monitoring the fair valuation process.

•	Foreign Securities. The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described above.

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Shareholder Information

•	Risk of Fair Value Pricing. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

CHOOSING THE APPROPRIATE SHARE CLASS

Each Fund offers three classes of shares. The main differences between each share class are sales charges, ongoing fees and investment minimums. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your shares. Each share class in any Fund represents an interest in the same portfolio of investments in that Fund.

The following table shows the share classes that are offered by each Fund:

COMPARISON OF SHARE CLASSES

	Class A	Class C	Institutional Class

TERMS	Offered at NAV plus a front-end sales charge	Offered at NAV with no front-end sales charge or CDSC	Offered at NAV with no front-end sales charge or CDSC

ONGOING EXPENSES	Lower than Class C	Higher than Class A	Lower than Class A or C

APPROPRIATE FOR INVESTORS	• Who prefer a single front-end sales charge	• Who want to invest all money immediately, with no front-end sales charge or CDSC	• Designed for large intuitional investors

	• With a longer investment horizon	• With shorter investment horizons

• Who qualify for reduced sales charges on longer investments

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class Shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

REDUCTION OR WAIVER OF FRONT-END SALES CHARGES

Front-end sales charges may be reduced by:

•	Rights of Accumulation. You may qualify for a reduced sales charge by aggregating the NAV of any shares you already own of the same class to the amount of your next investment in that class for purposes of calculating the sales charge. For example, if you already owned Class A Shares in the Quaker Global Tactical Allocation Fund with a combined aggregate NAV of $450,000, and you decided to purchase an additional $60,000 of Class A Shares of the Quaker Strategic Growth Fund, another series of the Trust, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Quaker Funds.

•	Letter of Intent. By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Class A Shares. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to the Funds’ highest applicable sales load (5.50% for all Funds) for the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any escrowed shares not needed to satisfy that charge would be released to you.

•	If you establish an LOI with Quaker Funds you can aggregate your accounts as well as the accounts of your immediate family members which include your spouse and children under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

You may need to provide your financial services firm or U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”) with certain information about your accounts and the accounts of related parties to take advantage of the front-end sales charge reductions described above. In certain instances, you may have to provide an account statement to verify that an account qualifies for

42	QUAKER INVESTMENT TRUST PROSPECTUS

inclusion in the calculation of the sales charge reduction. You also must provide your financial services firm or the Funds’ Transfer Agent with information about eligible Fund accounts held with other broker/dealers if you want these accounts to be used to calculate the sales charge reduction. Additional information about sales charge reductions is available in the Trust’s SAI or from a broker or financial intermediary through which shares of the Funds are sold.

Please refer to the purchase application or consult with your financial services firm to take advantage of these purchase options.

Additional information concerning sales load reductions is available in the Trust’s SAI. Information regarding sales charges and the reduction or waiver of such sales charges are also available free of charge at www.quakerfunds.com.

Front-End Sales Charges on Class A Shares for each Fund:

	Sales Charge	Sales Charge
	(as a % of	(as a % of net	Dealer
Amount Invested	offering price)	amount invested)	Re-allowance

Less than $50,000	5.50%	5.82%	5.00%

$50,000 to $99,999	4.75%	4.99%	4.25%

$100,000 to $249,999	3.75%	3.90%	3.25%

$250,000 to $499,999	2.75%	2.83%	2.50%

$500,000 to $999,999	2.00%	2.04%	1.75%

$1,000,000 or more	0.00%	0.00%	N/A

Front-end sales charges may be waived:

•	For purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, or registered investment advisers or brokers for their own accounts.

•	For employees and employee-related accounts of the Adviser and sub-advisers, Trustees and affiliated persons of the Trust. Please see the SAI for details.

•	For large orders and purchases by eligible plans. Please see the SAI for details, including a description of the commissions the Trust’s Distributor may advance to dealers for these purchases.

•	For shareholders who had held No-Load Class shares in certain Funds prior to the conversion of such shares to Class A Shares as of June 23, 2000. Please see the SAI for details.

You need to notify your financial services firm or the Fund’s Transfer Agent if you qualify for a waiver.

12B-1 DISTRIBUTION AND SERVICE FEES

•	The 12b-1 Plans adopted by the Trust for the Class A and Class C Shares permit each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.

•	Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	Class A Shares pay a 0.25% 12b-1/service fee.

•	Class C Shares pay a 1.00% 12b-1/service fee (shareholder servicing fee of 0.25% of average daily net assets and distribution fee of 0.75% per annum of average daily net assets), payable on a monthly basis, of each Fund’s average daily net assets attributable to Class C Shares.

REVENUE SHARING

The Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Funds. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, providing the Fund with “shelf space” or placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from the Adviser’s own legitimate profits and its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust monitors these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to the Adviser to ensure that such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by the Adviser, and not from the Funds’ assets, the amount of any revenue sharing payment is determined by the Adviser.

Payments may be based on current or past sales, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of recommending shares offered by competing investment companies.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, the Adviser and all sub-advisers to the Funds are prohibited from considering a broker-dealer’s sale of any of the Fund’s shares in selecting such broker-dealer for the execution of a Fund’s portfolio transactions, except as may be specifically permitted by law.

REGISTRATION OF SHARE CLASSES

Shares of the Funds have not been registered for sale outside of the United States. The Quaker Funds generally do not sell shares to investors residing outside the United States, even if they are

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Shareholder Information

United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. A fee may be assessed against your account for any payment check returned to the Funds’ Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predetermined bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund(s) to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund(s).

Your investment in the Fund(s) should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Trust reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Trust also reserves the right to stop offering shares of any Fund at any time.

HOW TO BUY SHARES

You can invest in the Funds by mail, wire transfer and through participating financial service professionals as set forth below. Federal law requires the Trust to obtain, verify and record information that identifies each person who opens an account. When opening your account, you will be asked to provide your name, address, date of birth (as applicable) and other information so that we may identify you. If this information is not provided, the Trust will be unable to open your account. After you have established your account, you may make subsequent purchases by telephone. You may also invest in the Funds through an automatic investment plan. Any questions you may have can be answered by calling the Funds, toll free, at 800-220-8888.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 800-220-8888 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. A Fund may also reserve the right to close the account within five (5) business days if clarifying information/documentation is not received.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in a Fund’s shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY MAIL

To purchase shares by mail, simply complete the account application included with this Prospectus, make a check payable to the Fund of your choice, and mail the account application and check to:

By Mail
Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight or Special Delivery
Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), your shares will be

44	QUAKER INVESTMENT TRUST PROSPECTUS

purchased at the Fund’s offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the offering price determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER

To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA # 075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(Fund name)
(Shareholder registration)
(Shareholder account number)

Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

TELEPHONE PURCHASES

In order to be able to purchase shares by telephone, your account must have been established prior to your call, and you must have submitted a voided check or savings deposit slip for the bank account from which the purchase will be drawn. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share offering price determined at the close of business on the day the Transfer Agent receives your order, provided that your order is received prior to 4 p.m. Eastern time.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House (“ACH”). Most transfers are completed within three business days of your call. To preserve flexibility, the Trust may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Trust will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Trust shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Trust and/or the Transfer Agent have failed to follow procedures reasonably designed to prevent losses. However, if the Trust and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

MISCELLANEOUS PURCHASE INFORMATION

The Funds reserve the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check or by electronic funds transfer through the ACH network from a U.S. bank, savings & loan or credit union. The Transfer Agent may assess a fee against your account, in addition to any loss sustained by the Fund(s), for any check payment returned to the Transfer Agent for insufficient funds.

If you place an order for a Fund’s shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. Eastern time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three (3) business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, the Trust will be required to withhold a percentage, currently 28%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure. A Fund also must withhold if the IRS instructs it to do so.

FREQUENT/SHORT-TERM TRADING OR MARKET TIMING

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent short-term

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Shareholder Information

or frequent trading (often described as “market timing”) in any of the Funds. The policies and procedures are described below.

The Funds are not designed for professional market timing organizations, individuals, or entities using programmed or frequent exchanges or trades. Frequent exchanges or trades may be disruptive to the management of the Funds and can raise their expenses. Each Fund, through its principal underwriter, reserves the right to reject or restrict any specific purchase and exchange requests with respect to market timers and reserves the right to determine, in its sole discretion, that an individual, group or entity is or has acted as a market timer.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. A Fund’s investments in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in Funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of a Fund’s shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Funds currently use several methods to reduce the risk of market timing. These methods include: (i) committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this market timing policy; and (ii) seeking the cooperation of financial intermediaries to assist the Funds in monitoring and identifying market timing activity.

Investors who place transactions through the same financial intermediary on an omnibus account basis may be deemed part of a group for the purpose of this policy and their orders may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

Some investors own their shares in the Funds through omnibus accounts at a financial institution. In such cases, the Funds may not know the identity of individual beneficial owners of the Funds’ shares, and may not be able to charge a redemption fee to the individuals actually redeeming Fund shares. However, the Funds review all trading activity on behalf of omnibus accounts. If any abuses are suspected, the affected Fund will contact the intermediary to determine whether the Fund’s policy has been violated and if so, to take appropriate action to deter future abuses of the policy. The Funds may permanently or for a specific period of time bar any such accounts from further purchases of Fund shares. The Funds’ ability to impose restrictions and deter abuses with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.

PREVENTATIVE MEASURES

The Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of a Fund’s shares by a Fund’s shareholders. It is the policy of the Funds that, in the event that a Fund or the Funds’ principal underwriter or financial intermediaries determines, in their sole discretion, that a shareholder is engaging in excessive or market timing activity that may be harmful to a Fund or its shareholders, a Fund may, in its discretion, take one of the following steps to stop such activity: (i) notify the shareholder of the trading activity that has been deemed to be excessive or identified to be a market timing activity, and request that the shareholder not continue with such activity; (ii) require all future purchase and redemption instructions by such shareholder to be submitted via regular mail; or (iii) reject additional purchase or exchange orders by the offending shareholder.

HOW TO SELL SHARES

You may sell shares on any day the NYSE is open, either through your financial services firm or directly, through the Transfer Agent. Financial services firms must receive your sell order before 4:00 p.m. Eastern Time, and are responsible for furnishing all necessary documentation to the Transfer Agent.

The Funds have fair value pricing procedures in place. See the section entitled “Fair Valuation.” By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

The Funds reserve the right to satisfy a redemption order by paying redemption proceeds with portfolio securities or non-cash assets for certain large orders.

46	QUAKER INVESTMENT TRUST PROSPECTUS

TO SELL SHARES BY MAIL

By Mail
Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight or Special Delivery
Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

The selling price of the shares being redeemed will be the Fund’s per share NAV next calculated after receipt of all required documents in “Good Order.” “Good Order” means that the request must include:

1.	Your account number;

2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;

3.	The signatures of all account owners exactly as they are registered on the account;

4.	Any required signature guarantees; and

5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will generally be made the next business day but no later than the seventh business day after the valuation date.

Signature Guarantees.  A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account application);

•	If a change of address request was received by the Trust or Transfer Agent within 15 days prior to the request for redemption; and

•	For all redemption requests in excess of $25,000.

Non-financial transactions including establishing or modifying certain services on an account may require signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Trust and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. Signature guarantees are designed to protect both you and the Trust from fraud. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the Securities Transfer Association Medallion Program, the Stock Exchanges Medallion Program and the NYSE, Inc. Medallion Signature Program. A notary public is not an acceptable signature guarantor.

TO SELL SHARES BY PHONE

You may redeem your shares in the Fund(s) by calling the Trust at 800-220-8888 unless you declined the telephone redemption option on your account application. Redemption proceeds may be sent by check to your address of record, proceeds may be wired to your bank account, or funds may be sent via electronic funds transfer through the ACH network to your pre-designated account. Wires are subject to a $15 fee paid by the investor, but there is no charge when proceeds are sent via the ACH system. Credit is usually available within 2-3 days.

INVOLUNTARY REDEMPTIONS

Your account may be closed by the Trust if, because of withdrawals, its value falls below $2,000. With respect to involuntary redemptions:

•	You will be asked by the Trust to buy more shares within 30 days to raise your account value above $2,000. If you do not do this, the Trust may redeem your account and send you the proceeds.

•	If you draw your account below $2,000 via the Systematic Withdrawal Plan (see “Account Services,” below), your account will not be subject to involuntary redemption.

•	Involuntary redemption does not apply to retirement accounts or accounts maintained by administrators in retirement plans.

•	No account will be closed if its value drops below $2,000 because of Fund performance, or because of the payment of sales charges.

HOW TO EXCHANGE SHARES

Generally, you may exchange your shares of the Funds for the same share class of any other Fund of the Trust without incurring any additional sales charges. In addition, shareholders of Class A Shares of a Fund may exchange into Class A Shares of First American Prime Obligations Fund and shareholders of Class C Shares of a Fund may exchange into Class C-A of First American Prime Obligations Fund, without incurring any additional sales charges (Class A Shares and Class C-A Shares of First American Prime Obligations Fund will be referred to herein as the “Money Market Account shares”).

FOR MORE INFORMATION PLEASE CALL 800-220-8888	47

Shareholder Information

Money Market Account shares are available only as an exchange option for a Fund’s shareholders. Money Market Account shares acquired through an exchange may be exchanged back into a Fund’s shares without the imposition of an additional sales load. Money Market Account shares are not offered by this Prospectus but are available through an arrangement between the distributor and the First American Funds. Please contact the Trust or your financial professional to receive a prospectus for the Money Market Account.

An exchange involves the simultaneous redemption of shares of one Fund and purchase of shares of another Fund of the Trust at each Fund’s respective closing NAV next determined after a request for exchange has been received, and is a taxable transaction. You may direct the Trust to exchange your shares by contacting Trust at 800-220-8888 or by submitting a written request. A written request must be signed exactly as your name appears on your account and it must provide your account number, number of shares or dollar amount to be changed, and the names of the Fund(s) to which the exchange will take place.

ACCOUNT SERVICES

You may select the following account services on your purchase application, or at any time thereafter, in writing.

•	Dividend Reinvestment. Automatic, unless you direct that your dividends be mailed to you or sent directly to your predetermined bank account. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent. Changes to dividend reinvestment must be received five (5) days prior to record date in order to be applied to the current dividend.

•	Automatic Withdrawal Plan. For accounts with a minimum of $10,000, you may order a specific dollar amount sale of shares at regular intervals (monthly, quarterly, semi-annually or annually). The minimum is $50 per systematic withdrawal per payment. You may elect to have your payment sent by check or proceeds can be electronically deposited via the ACH network to your personal bank account. Instructions for establishing this service are included in the account application, or are available by calling the Trust. Changes to automatic withdrawal plans must be received five (5) days prior to the desired effective date. Payment will usually be made on the business day following the redemption of shares, but no later than the seventh day. Credit for proceeds sent via the ACH network is available within 2-3 days. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Trust upon sixty (60) days written notice or by a shareholder upon written notice to the Funds. Account applications and further details may be obtained by calling the Trust at 800-220-8888 or by writing to the Transfer Agent.

•	Automatic Investment Plan. You may order a specific dollar amount purchase of shares (in amounts greater than $25) at regular intervals (monthly, quarterly, semi-annually or annually), with payments made electronically from an account you designate at a financial services institution. Changes to automatic investment plans must be received five (5) days prior to the desired effective date. You can take advantage of the plan by filling out the Automatic Investment Plan application included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an ACH member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Funds’ Transfer Agent at 800-220-8888.

DIVIDENDS AND TAX MATTERS

Dividends and Distributions.  Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund generally distributes to shareholders, at least annually, usually in December, substantially all of its net investment income and capital gains, if any, realized from sales of the Fund’s portfolio securities. A Fund may distribute such income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Annual Statements.  Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying A Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in

48	QUAKER INVESTMENT TRUST PROSPECTUS

a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of a Fund’s shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% (or the then applicable rate) of any distributions or proceeds paid.

A Fund’s distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends and Tax Matters” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	49

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years or for the life of the class of shares of the Funds, as applicable. Certain information reflects financial results for a single Fund’s share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Unless otherwise noted, the selected financial information below is for the fiscal periods ending June 30 of each year. The financial highlights for the year ended June 30, 2010 have been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds’ financial statements, are included in the Annual Report. The financial statements for the years ended June 30, 2009, 2008 and 2007 for the Global Tactical Allocation Fund, Small-Cap Growth Tactical Allocation Fund and Strategic Growth Fund, have been audited by PricewaterhouseCoopers, LLP. For the fiscal periods ending August 31, 2010, 2009, 2008, 2007 and 2006, the financial statements of the Quaker Akros Absolute Strategies Fund (formerly the Akros Absolute Return Fund) were audited by another independent registered public accounting firm whose report, along with the Akros Absolute Return Fund’s financial statements, appears in the Akros Absolute Return Fund’s annual report. For the fiscal years prior to June 30, 2010, the Quaker Event Arbitrage Fund’s financial statements were audited by another independent registered public accounting firm. For the fiscal years prior to June 30, 2009, the Quaker Long-Short Tactical Allocation Fund’s financial statements were audited by another independent registered public accounting firm. For the fiscal years prior to June 30, 2007, the Quaker Strategic Growth Fund’s financial statements were audited by another independent registered public accounting firm.

50	QUAKER INVESTMENT TRUST PROSPECTUS

Quaker® Akros Absolute Strategies Fund
(For a Share Outstanding Throughout the Period)

					Period Ended
	Year Ended August 31,				August 31,
	2010	2009	2008	2007	2006(1)

Net Asset Value, Beginning of Period	$9.84	$9.68	$9.46	$10.07	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.06)	0.07	0.17	0.12
Net realized and unrealized gain (loss) on investments	(0.06)	0.51	0.64	(0.21)	(0.01)

Total from investment operations	(0.15)	0.45	0.71	(0.04)	0.11

Less distributions paid:
From net investment income	—	(0.07)	(0.16)	(0.11)	(0.02)
From net realized gain on investments	(0.53)	(0.22)	(0.33)	(0.46)	(0.02)

Total distributions paid	(0.53)	(0.29)	(0.49)	(0.57)	(0.04)

Paid-in capital from redemption fees	0.00 (6)	—	—	—	—

Net Asset Value, End of Period	$9.16	$9.84	$9.68	$9.46	$10.07

Total Return	(1.45)%	5.30%	7.95%	(0.47)%	1.05	%(2)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$9,983	$4,064	$2,733	$2,362	$2,190
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(3)	4.77%	7.52%	8.91%	8.88%	10.36	%(4)
After waiver and expense reimbursement(3)	2.28%	2.03%	2.18%	2.45%	2.12	%(4)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(5)	(4.12)%	(6.25)%	(5.90)%	(4.64)%	(6.55	)%(4)
After waiver and expense reimbursement(5)	(1.63)%	(0.77)%	0.83%	1.79%	1.69	%(4)
Portfolio turnover rate	373.76%	456.41%	249.85%	301.09%	364.47	%(2)

(1)	The Fund commenced operations on September 30, 2005.

(2)	Not annualized.

(3)	The ratio of expenses to average net assets includes dividends on short positions and interest expense. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 4.48% and 1.99%, 7.48% and 1.99%, 8.72% and 1.99%, 8.42% and 1.99%, and 10.23% and 1.99%, for the years ended August 31, 2010, August 31, 2009, August 31, 2008, August 31, 2007 and the period ended August 31, 2006, respectively.

(4)	Annualized.

(5)	The net investment income (loss) ratios include dividends on short positions.

(6)	Less than 0.5 cent per share.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	51

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the		Year	Year	Year	Year	Year
	Period		Ended	Ended	Ended	Ended	Ended
	January 1, 2010 to June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$11.80		$9.23	$12.43	$13.20	$12.98	$12.01

Income From Investment Operations
Net Investment Income (Loss)(1)	0.34		(0.05)	(0.01)	0.15	0.10	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.40		2.62	(3.19)	(0.15)	1.36	1.55

Total From Investment Operations	0.74		2.57	(3.20)	—	1.46	1.49

Distributions to Shareholders From:
Net Investment Income	—		—	—	(0.08)	—	—
Net Realized Capital Gain	—		—	—	(0.55)	(1.24)	(0.46)
Return of Capital	—		—	—	(0.14)	—	(0.06)

Total Distributions	—		—	—	(0.77)	(1.24)	(0.52)

Net Asset Value, End of Period	$12.54		$11.80	$9.23	$12.43	$13.20	$12.98

Total Return(2)	6.27%		27.84%	(25.74)%	(0.03)%	11.23%	12.43%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$4,283		$2,918	$1,847	$3,503	$1,786	$662
Ratio of Expenses to Average Net Assets:
Expenses Before Reductions	3.25	%**	3.86%	3.51%	2.10%	2.84%	5.09%
Expenses Net of Fee Waivers, if any	2.44	%**	1.91%	2.00%	1.50%	1.50%	1.50%
Expenses Before Reductions (Excluding Dividend and Interest Expense for Securities Sold Short)	2.56	%**	3.46%	3.02%	2.09%	2.84%	5.09%
Expenses Net of all Reductions (Excluding Dividend and Interest Expense for Securities Sold Short)	1.76	%**	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	5.59	%**	(0.47)%	(0.13)%	0.57%	0.63%	(0.04)%
Portfolio Turnover Rate	138.58	%*	226.00%	224.66%	249.36%	169.02%	144.46%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not Annualized

**	Annualized

52	QUAKER INVESTMENT TRUST PROSPECTUS

	Class C
	For the Period
	June 7, 2010
	(Commencement
	of Operations) to
	June 30,
	2010

Net Asset Value, Beginning of Period	$12.35

Income From Investment Operations
Net Investment Loss(1)	(0.21)
Net Realized and Unrealized Gain on Investments	0.41

Total From Investment Operations	0.20

Net Asset Value, End of Period	$12.55

Total Return(2)	1.62	%†*

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$231
Ratio of Expenses to Average Net Assets:
Expenses Before Reductions	2.74	%**
Expenses Net of Fee Waivers, if any	2.74	%**
Expenses Before Reductions (Excluding Dividend and Interest Expense for Securities Sold Short)	2.52	%**
Expenses Net of all Reductions (Excluding Dividend and Interest Expense for Securities Sold Short)	2.52	%**
Ratio of Net Investment Loss to Average Net Assets	(29.65	)%**
Portfolio Turnover Rate	138.58	%(3)*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Portfolio turnover for this class is for the period January 1, 2010 to June 30, 2010.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

FOR MORE INFORMATION PLEASE CALL 800-220-8888	53

Financial Highlights

Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Period
	June 7, 2010
	(Commencement
	of Operations) to
	June 30,
	2010

Net Asset Value, Beginning of Period	$12.35

Income From Investment Operations
Net Investment Loss(1)	(0.03)
Net Realized and Unrealized Gain on Investments	0.22

Total From Investment Operations	0.19

Net Asset Value, End of Period	$12.54

Total Return(2)	1.54	%†*

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$743
Ratio of Expenses to Average Net Assets:
Expenses Before Reductions	3.00	%**
Expenses Net of Fee Waivers, if any	3.00	%**
Expenses Before Reductions (Excluding Dividend and Interest Expense for Securities Sold Short)	2.88	%**
Expenses Net of all Reductions (Excluding Dividend and Interest Expense for Securities Sold Short)	2.88	%**
Ratio of Net Investment Loss to Average Net Assets	(3.81	)%**
Portfolio Turnover Rate	138.58	%(3)*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Portfolio turnover for this class is for the period January 1, 2010 to June 30, 2010.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

54	QUAKER INVESTMENT TRUST PROSPECTUS

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
			For the Period
			May 1, 2008
	Year	Year	(Commencement
	Ended	Ended	of Operations) to
	June 30,	June 30,	June 30,
	2010	2009	2008

Net Asset Value, Beginning of Period	$5.37	$10.19	$10.00

Income From Investment Operations
Net Investment Loss(1)	(0.07)	(0.05)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.62	(4.77)	0.21

Total From Investment Operations	0.55	(4.82)	0.19

Net Asset Value, End of Period	$5.92	$5.37	$10.19

Total Return(2)	10.24%	(47.30)%	1.90	%†*

Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$12,889	$16,380	$27,109
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	2.32%	2.38%	2.01	%**
After Expense Reimbursement and Waived Fees	2.32%	2.38%	2.01	%**
Ratio of Net Investment Loss to Average Net Assets	(1.12)%	(0.85)%	(1.20	)%**
Portfolio Turnover Rate	1212.89%	760.99%	29.39	%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

FOR MORE INFORMATION PLEASE CALL 800-220-8888	55

Financial Highlights

Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class C
			For the Period
			May 1, 2008
	Year	Year	(Commencement
	Ended	Ended	of Operations) to
	June 30,	June 30,	June 30,
	2010	2009	2008

Net Asset Value, Beginning of Period	$5.32	$10.17	$10.00

Income From Investment Operations
Net Investment Loss(1)	(0.11)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	0.61	(4.76)	0.20

Total From Investment Operations	0.50	(4.85)	0.17

Net Asset Value, End of Period	$5.82	$5.32	$10.17

Total Return(2)	9.40%	(47.69)%	1.70	%†*

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$9,512	$11,386	$14,002
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	3.07%	3.13%	2.76	%**
After Expense Reimbursement and Waived Fees	3.07%	3.13%	2.76	%**
Ratio of Net Investment Loss to Average Net Assets	(1.87)%	(1.60)%	(1.95	)%**
Portfolio Turnover Rate	1212.89%	760.99%	29.39	%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

56	QUAKER INVESTMENT TRUST PROSPECTUS

	Institutional Class
		For the Period
		July 23, 2008
	Year	(Commencement
	Ended	of Operations) to
	June 30,	June 30,
	2010	2009

Net Asset Value, Beginning of Period	$6.08	$10.00

Income From Investment Operations
Net Investment Loss(1)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.68	(3.87)

Total From Investment Operations	0.63	(3.92)

Net Asset Value, End of Period	$6.71	$6.08

Total Return(2)	10.36%	(39.20	)%†*

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$877	$226
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	1.86%	2.23	%**
After Expense Reimbursement and Waived Fees	1.86%	2.23	%**
Ratio of Net Investment Loss to Average Net Assets	(0.70)%	(0.74	)%**
Portfolio Turnover Rate	1212.89%	760.99	%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

FOR MORE INFORMATION PLEASE CALL 800-220-8888	57

Financial Highlights

Quaker Long-Short Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	Year	For the Period		Year	Year	Year	Year
	Ended	October 1, 2008 to		Ended	Ended	Ended	Ended
	June 30,	June 30,		September 30,	September 30,	September 30,	September 30,
	2010	2009		2008	2007	2006	2005

Net Asset Value, Beginning of Period	$10.28	$9.47		$10.86	$10.66	$12.20	$11.60

Income From Investment Operations
Net Investment (Loss)(1)	(0.34)	(0.28)		(0.26)	(0.27)	(0.21)	(0.26)
Net Realized and Unrealized Gain (Loss) on Investments	(1.71)	1.09		(1.13)	0.69	0.01	1.41

Total From Investment Operations	(2.05)	0.81		(1.39)	0.42	(0.20)	1.15

Distributions to Shareholders From:
Net Realized Capital Gain	—	—		—	(0.22)	(1.34)	(0.55)

Total Distributions	—	—		—	(0.22)	(1.34)	(0.55)

Net Asset Value, End of Period	$8.23	$10.28		$9.47	$10.86	$10.66	$12.20

Total Return(2)	(19.94)%	8.55	%†*	(12.80)%	4.07%	(1.97)%	9.95%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$6,367	$5,014		$4,368	$3,669	$12,281	$8,519
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	4.61%	5.25	%**	4.61%	5.18%	3.44%	3.34%
After Expense Reimbursement and Waived Fees	4.61%	5.25	%**	4.21%	4.42%	3.31%	3.30%
Ratio of Net Investment Loss to Average Net Assets	(4.00)%	(3.91	)%**	(2.31)%	(2.54)%	(1.85)%	(2.24)%
Portfolio Turnover Rate	2474.30%	1546.80	%*	2121.39%	2118.78%	2052.63%	1634.62%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

58	QUAKER INVESTMENT TRUST PROSPECTUS

	Class C
		For the Period
		June 16, 2009
	Year	(Commencement
	Ended	of Operations) to
	June 30,	June 30,
	2010	2009

Net Asset Value, Beginning of Period	$10.28	$10.55

Income From Investment Operations
Net Investment Income (Loss)(1)	(0.41)	0.01
Net Realized and Unrealized Loss on Investments	(1.70)	(0.28)

Total From Investment Operations	(2.11)	(0.27)

Net Asset Value, End of Period	$8.17	$10.28

Total Return(2)	(20.53)%	(2.56	)%†*

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$1,572	$133
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	5.36%	6.00	%**
After Expense Reimbursement and Waived Fees	5.36%	6.00	%**
Ratio of Net Investment Loss to Average Net Assets	(4.80)%	(4.66	)%**
Portfolio Turnover Rate	2474.30%	1546.80	%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

FOR MORE INFORMATION PLEASE CALL 800-220-8888	59

Financial Highlights

Quaker Long-Short Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
		For the Period
		June 16, 2009
	Year	(Commencement
	Ended	of Operations) to
	June 30,	June 30,
	2010	2009

Net Asset Value, Beginning of Period	$10.28	$10.55

Income From Investment Operations
Net Investment Loss(1)	(0.31)	(0.02)
Net Realized and Unrealized Loss on Investments	(1.71)	(0.25)

Total From Investment Operations	(2.02)	(0.27)

Net Asset Value, End of Period	$8.26	$10.28

Total Return(2)	(19.65)%	(2.56	)%†*

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$406	$264
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	4.24%	5.00	%**
After Expense Reimbursement and Waived Fees	4.24%	5.00	%**
Ratio of Net Investment Loss to Average Net Assets	(3.63)%	(3.66	)%**
Portfolio Turnover Rate	2474.30%	1546.80	%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

60	QUAKER INVESTMENT TRUST PROSPECTUS

Quaker Small-Cap Growth Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
		For the Period
		September 30,2008
	Year	(Commencement
	Ended	of Operations) to
	June 30,	June 30,
	2010	2009

Net Asset Value, Beginning of Period	$10.09	$10.00

Income From Investment Operations
Net Investment Loss(1)	(0.16)	(0.15)
Net Realized and Unrealized Gain on Investments	1.29	0.24

Total From Investment Operations	1.13	0.09

Distributions to Shareholders From:
Net Realized Capital Gain	(1.45)	—

Net Asset Value, End of Period	$9.77	$10.09

Total Return(2)	11.75%	0.90	%†*

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$13,281	$3,728
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	1.89%	2.64	%**
After Expense Reimbursement and Waived Fees	1.89%	2.64	%**
Ratio of Net Investment Loss to Average Net Assets	(1.61)%	(2.15	)%**
Portfolio Turnover Rate	991.29%	714.79	%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

FOR MORE INFORMATION PLEASE CALL 800-220-8888	61

Financial Highlights

Quaker Small-Cap Growth Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class C
		For the Period
		September 30,2008
	Year	(Commencement
	Ended	of Operations) to
	June 30,	June 30,
	2010	2009

Net Asset Value, Beginning of Period	$10.04	$10.00

Income From Investment Operations
Net Investment Loss(1)	(0.24)	(0.19)
Net Realized and Unrealized Gain on Investments	1.29	0.23

Total From Investment Operations	1.05	0.04

Distributions to Shareholders From:
Net Realized Capital Gain	(1.45)	—

Net Asset Value, End of Period	$9.64	$10.04

Total Return(2)	10.94%	0.40	%†*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,180	$5,081
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	2.65%	3.33	%**
After Expense Reimbursement and Waived Fees	2.65%	3.33	%**
Ratio of Net Investment Loss to Average Net Assets	(2.35)%	(2.80	)%**
Portfolio Turnover Rate	991.29%	714.79	%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

62	QUAKER INVESTMENT TRUST PROSPECTUS

	Institutional Class
		For the Period
		September 30, 2008
	Year	(Commencement
	Ended	of Operations) to
	June 30,	June 30,
	2010	2009

Net Asset Value, Beginning of Period	$10.13	$10.00

Income from Investment Operations
Net Investment Loss(1)	(0.14)	(0.12)
Net Realized and Unrealized Gain on Investments	1.30	0.25

Total From Investment Operations	1.16	0.13

Distributions to Shareholders From:
Net Realized Capital Gain	(1.45)

Net Asset Value, End of Period	$9.84	$10.13

Total Return(2)	12.01%	1.30	%†*

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$4,499	$721
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	1.65%	2.30	%**
After Expense Reimbursement and Waived Fees	1.65%	2.30	%**
Ratio of Net Investment Loss to Average Net Assets	(1.37)%	(1.76	)%**
Portfolio Turnover Rate	991.29%	714.79	%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

FOR MORE INFORMATION PLEASE CALL 800-220-8888	63

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$12.33	$28.45	$25.69	$24.12	$22.44

Income From Investment Operations
Net Investment Income (Loss)(1)	(0.10)	(0.07)	(0.09)	0.06	0.05
Net Realized and Unrealized Gain (Loss) on Investments	1.10	(14.08)	5.50	4.07	2.98

Total From Investment Operations	1.00	(14.15)	5.41	4.13	3.03

Distributions to Shareholders From:
Net Investment Income	—	—	—	(0.09)	—
Net Realized Capital Gain	—	(1.97)	(2.65)	(2.47)	(1.35)

Total Distributions	—	(1.97)	(2.65)	(2.56)	(1.35)

Net Asset Value, End of Period	$13.33	$12.33	$28.45	$25.69	$24.12

Total Return(2)	8.11%	(49.61)%	22.22%	18.68%	13.66%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$306,523	$436,015	$1,244,922	$629,531	$901,498
Ratio of Expenses to Average Net Assets:
Before Fees Paid Indirectly through Commission Recapture	1.99%	1.89%	1.80%	1.90%	1.90%
After Fees Paid Indirectly through Commission Recapture	1.99%	1.89%	1.80%	1.90%	1.86%
Ratio of Net Investment Income (loss) to Average Net Assets	(0.69)%	(0.45)%	(0.34)%	0.23%	0.20%
Portfolio Turnover Rate	276.31%	468.72%	168.61%	319.28%	185.71%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

64	QUAKER INVESTMENT TRUST PROSPECTUS

	Class C
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$11.31	$26.61	$24.36	$23.07	$21.68

Income From Investment Operations
Net Investment Loss(1)	(0.19)	(0.17)	(0.27)	(0.12)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	1.02	(13.16)	5.17	3.88	2.86

Total From Investment Operations	0.83	(13.33)	4.90	3.76	2.74

Distributions to Shareholders From:
Net Realized Capital Gain	—	(1.97)	(2.65)	(2.47)	(1.35)

Total Distributions	—	(1.97)	(2.65)	(2.47)	(1.35)

Net Asset Value, End of Period	$12.14	$11.31	$26.61	$24.36	$23.07

Total Return(2)	7.34%	(49.99)%	21.29%	17.80%	12.77%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$63,002	$92,152	$213,194	$108,241	$98,224
Ratio of Expenses to Average Net Assets:
Before Fees Paid Indirectly through Commission Recapture	2.74%	2.64%	2.55%	2.65%	2.65%
After Fees Paid Indirectly through Commission Recapture	2.74%	2.64%	2.55%	2.65%	2.61%
Ratio of Net Investment Loss to Average Net Assets	(1.44)%	(1.21)%	(1.09)%	(0.52)%	(0.55)%
Portfolio Turnover Rate	276.31%	468.72%	168.61%	319.28%	185.71%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	65

Financial Highlights

Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$12.65	$29.03	$26.09	$24.47	$22.70

Income From Investment Operations
Net Investment Income (Loss)(1)	(0.07)	(0.04)	(0.03)	0.12	0.11
Net Realized and Unrealized Gain (Loss) on Investments	1.13	(14.37)	5.62	4.13	3.01

Total From Investment Operations	1.06	(14.41)	5.59	4.25	3.12

Distributions to Shareholders From:
Net Investment Income	—	—	—	(0.16)	—
Net Realized Capital Gain	—	(1.97)	(2.65)	(2.47)	(1.35)

Total Distributions	—	(1.97)	(2.65)	(2.63)	(1.35)

Net Asset Value, End of Period	$13.71	$12.65	$29.03	$26.09	$24.47

Total Return(2)	8.38%	(49.51)%	22.58%	18.95%	13.91%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$20,355	$46,136	$126,637	$15,105	$41,280
Ratio of Expenses to Average Net Assets:
Before Fees Paid Indirectly through Commission Recapture	1.75%	1.64%	1.54%	1.65%	1.65%
After Fees Paid Indirectly through Commission Recapture	1.75%	1.64%	1.54%	1.65%	1.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.46)%	(0.23)%	(0.09)%	0.48%	0.45%
Portfolio Turnover Rate	276.31%	468.72%	168.61%	319.28%	185.71%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

66	QUAKER INVESTMENT TRUST PROSPECTUS

Privacy Policy

Your personal privacy is important. At Quaker Investment Trust, including its subsidiaries and affiliated entities, we recognize that whether you are an existing customer or are considering a relationship with us, you have an interest in how we collect, retain and use information about you and your relationship with us.

We are committed to protecting your confidential information. We do this by maintaining standards and procedures designed to prevent the accidental disclosure of such information and/or its misuse. Our Customer Privacy Policy, which outlines how we accomplish the protection of your information, is set forth below.

I. INFORMATION COLLECTION

We may collect “non-public personal information” about you from the following sources:

•	Information we receive from you on account applications and other account forms you provide to us;

•	Information about your transactions with us, our affiliates, and other entities;

•	Information we receive from third parties, such as credit bureaus, the IRS, and others.

“Non-public personal information” is non-public information about you that we obtain in connection with providing a financial product or service to you. For example, non-public personal information includes information regarding your account balance, shares held, which funds you own, your investment history, etc.

II. INFORMATION USE & SHARING WITH THIRD PARTIES

We are permitted under law to share information about our experiences or transactions with you or your account (such as your account balance, shares owned, and investment history) with affiliates. We may also share additional information about you or your account (such as information we receive from account applications and other correspondence) with our affiliates. We do not disclose information to our affiliates that does not directly relate to our or our affiliates’, experiences or transactions with your account.

We are also permitted under law to disclose non-public information about you to “non-affiliated third parties” in certain circumstances. We may share certain kinds of customer information with these third parties solely to facilitate the offering, administration, collection and delivery of our services to you, and only under strictly controlled circumstances designed to protect the privacy of your information. We require any non-affiliated third party with whom we share such information to execute our Confidentiality and Consumer Privacy Protection Agreement. Under that agreement, those parties are not allowed to release, use for their own purposes, or sell, transfer or provide any customer information we share with them to any other party.

You should be aware that there may be occasions where we are legally required to disclose information about you, such as in response to a governmental or court order.

If you decide to close your account with us, we will continue to adhere to these privacy policies. Lastly, we do not sell customer lists or individual customer information.

III. SECURITY STANDARDS

At Quaker Investment Trust and our affiliates, employee access to customer information is authorized for business purposes only and only for employees who need to know such information.

We regularly train our employees on privacy and privacy security, and we have established and continuously maintain standards and procedures to protect the privacy of your information.

When you use our on-line (Internet) products and services, we may collect information about you to personalize our services to you, but we do not share any such information or your email information to anyone other than our affiliates, unless compelled to do so under law.

IV. ACCURACY

We continually strive to maintain complete and accurate information about you and your accounts. Should you ever believe that our records are inaccurate or incomplete, please call us immediately at 800-220-8888. We will investigate your concerns and correct any inaccuracies. We will also confirm to you the actions we have taken concerning your account. You may also write to us at the Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan St., 3rd Floor, Milwaukee, Wisconsin 53202-52007.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	67

[This page is intentionally left blank]

How To Get More Information

Additional information about the Funds’ investments is available in its annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. The Funds’ Statement of Additional Information (“SAI”) contains more detailed information on all aspects of the Funds. A current SAI, dated October 28, 2010, has been filed with the SEC and is incorporated by reference into this Prospectus.

To receive information without charge concerning the Funds or to request a copy of the SAI or the annual and semi-annual reports relating to the Funds, please contact the Trust at:

Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
PO Box 701
Milwaukee, WI 53201-0701
800-220-8888

A copy of your requested document(s) will be mailed to you within three business days of your request.

The SAI and annual and semi-annual reports are also available, free of charge, on the Trust’s website at www.quakerfunds.com.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Information about the Funds is also available on the SEC’s EDGAR database at the SEC’s website (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Not all share classes of the Quaker Funds are qualified or registered for sale in all states. Shares of the Funds may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available. Investors should inquire as to whether shares of the Funds are available for offer and sale in the investor’s state of residence.

Investment Company Act No. 811-06260 QKPTAL 102010

Prospectus
October 28, 2010

Traditional Funds
Quaker Capital Opportunities Fund
QUKTX,  QCOCX,  QCOIX

Quaker Mid-Cap Value Fund
QMCVX,  QMCCX,  QMVIX

Quaker Small-Cap Value Fund
QUSVX,  QSVCX,  QSVIX

As is the case with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a crime. Investors should carefully consider the risks, investment objectives, charges and ongoing expenses of each Fund before making an investment.

Fund Summaries

Quaker Capital Opportunities Fund

INVESTMENT OBJECTIVES

The Quaker Capital Opportunities Fund (the “Fund”) seeks to provide long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 20 of the Fund’s Prospectus and in the “Shareholder Information” section on page 50 of the Trust’s Statement of Additional Information (the “SAI”).

Shareholder Fees
(fees paid directly			Institutional
from your investment)	Class A	Class C	Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.93%	0.93%	0.93%

Distribution (12b-1) Fees	0.25%	1.00%	NONE

Other Expenses	0.57%	0.57%	0.57%

Total Annual Fund Operating Expenses	1.75%	2.50%	1.50%

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

CLASS A	$718	$1,071	$1,447	$2,499

CLASS C	$253	$779	$1,331	$2,836

INSTITUTIONAL CLASS	$153	$474	$818	$1,791

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139.57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment Sub-adviser, Knott Capital Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stocks. The Fund invests at least 65% of its total assets in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stocks and securities purchased on a when-issued basis. The Fund invests its assets in stocks of companies without regard to market capitalizations, including small and mid-cap companies. The Fund will also invest in a limited number of securities.

•	Growth Stocks. The Fund invests a large portion of its assets (in excess of 25%) in stocks of companies in the same industry sector when the Fund’s Sub-adviser believes that industry sector has an above-average prospect for achieving superior growth.

•	Special Situations. The Fund invests up to 25% of its assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will help the Fund. A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Special situations include, but are not limited to, spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies.

•	Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace; therefore the Fund will have a portfolio turnover rate that is significantly higher than other mutual funds.

•	Foreign Securities. The Fund invests up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”). The Fund’s Sub-adviser will generally select foreign securities on a stock-by-stock basis based on total return potential.

The Sub-adviser reinvests the Fund’s assets in different industry sectors as appropriate when it believes that an industry sector should be overweighted. The Fund will generally invest for the long term, but may occasionally invest on a short-term basis when the Sub-adviser believes that it will benefit the Fund. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other

2	QUAKER INVESTMENT TRUST PROSPECTUS

developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

There are two primary reasons that the Sub-adviser decides to sell a stock: valuation and/or deteriorating fundamentals. With respect to valuation, the Sub-adviser regularly translates the current price of a security into a measure of the implied future returns on invested capital for a company. The Sub-adviser looks to reallocate assets to other, more attractive situations when valuations reach levels at or above its assessment of reasonable future returns on capital. With respect to deteriorating fundamentals, before initiating a position, the Sub-adviser sets clear objectives that it expects the company to meet or exceed. After establishing an investment thesis and setting targets for management, the Sub-adviser closely monitors progress. The Sub-adviser will likely sell a position if a company delivers results below expectations, changes management, or encounters competitive forces that change our outlook.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Small- and Mid-Cap Stock Risk. Investing in small and medium-size companies, even indirectly, may involve greater volatility than investing in larger and more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity, and their prices may be more volatile.

•	Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented. If the Fund’s perceptions of a company’s potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•	Special Situations Risk. The Fund invests in “special situations.” Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Fund’s Sub-adviser expects, which could negatively impact the Fund. To minimize these risks, the Fund will limit its investments to no more than 25% of the Fund’s total net assets (valued at the time of investment).

•	Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover. A higher rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

•	Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

•	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	3

Fund Summaries

Quaker Capital Opportunities Fund

PAST PERFORMANCE

The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

Annual Total Returns — Class A Shares as of December 31, 2009

Highest Performing Quarter:	14.19	% in 4th quarter of 2003
Lowest Performing Quarter:	–17.15	% in 4th quarter of 2008

The Fund’s cumulative year-to-date return through September 30, 2010 was -3.50%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 888-220-8888.

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	Lifetime

Class A Return Before Taxes (Inception Date: January 31, 2002)	13.08%	0.26%	2.96%

Class A Return After Taxes on Distributions	13.08%	–0.74%	1.91%

Class A Return After Taxes on Distributions and Sale of Fund Shares	8.50%	0.23%	2.35%

Class C Return Before Taxes (Inception Date: May 2, 2002)	18.65%	0.65%	3.16%

Institutional Class Return Before Taxes (Inception Date: May 5, 2009)	N/A	N/A	20.31%

S&P 500® Total Return Index	26.46%	0.42%	1.80%

INVESTMENT ADVISER

Quaker Funds (the “Adviser”) serves as investment adviser to the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Knott Capital Management (“Knott Capital”) serves as investment Sub-adviser to the Fund.

The following individuals are responsible for the day-to-day management of the Fund’s portfolio:

Charles A. Knott, is founder, Chairman and Co-Chief Investment Officer of Knott Capital and has been responsible for the day-to-day management of the Fund’s portfolio since 2002.

Peter M. Schofield, CFA, is Principal and Co-Chief Investment Officer of Knott Capital and has been responsible for the day-to-day management of the Fund’s portfolio since 2006.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any business day by mail or by wire transfer, upon completion of an account application (Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701). Investors who wish to purchase or redeem Fund shares through a financial services professional should contact the financial services professional directly.

4	QUAKER INVESTMENT TRUST PROSPECTUS

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

TAX INFORMATION

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	5

Fund Summaries

Quaker Mid-Cap Value Fund

INVESTMENT OBJECTIVES

The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 20 of the Fund’s Prospectus and in the “Shareholder Information” section on page 50 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly			Institutional
from your investment)	Class A	Class C	Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.05%	1.05%	1.05%

Distribution (12b-1) Fees	0.25%	1.00%	NONE

Other Expenses	0.79%	0.79%	0.79%

Total Annual Fund Operating Expenses	2.09%	2.84%	1.84%

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

CLASS A	$750	$1,169	$1,612	$2,838

CLASS C	$287	$880	$1,499	$3,166

INSTITUTIONAL CLASS	$187	$579	$996	$2,159

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment Sub-adviser, Kennedy Capital Management, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Mid-Cap Stocks. The Fund invests at least 80% of its total assets in common stocks or securities convertible into common stocks of companies with market capitalizations similar to the market capitalizations of the companies included in the Russell MidCap® Value Index. The market capitalization of companies in the Russell MidCap® Value Index ranged from $192 million to $15.56 billion as of September 30, 2010.

•	Value Securities. The Fund invests in stocks of companies that exhibit attractive fundamental valuation measures such as price-to-earnings or price-to-book ratios. The Fund invests in stocks that are typically considered out of favor by the market as a result of decelerating revenue growth, declining profit margins and increasing competition.

In selecting individual securities for the Fund’s portfolio, the Sub-adviser believes that there are three factors that influence equity returns, namely: quality, value and business prospects of the issuer. In order to choose the securities in which the Fund invests, the Sub-adviser analyzes approximately 1,800 U.S. issuers of common stock. The Sub-adviser then identifies and selects securities of companies with a market capitalization of between $1 billion to $18 billion that it believes to be undervalued relative to comparable alternate investments, and which demonstrate strong sales and earnings momentum, high profitability and rising earnings expectations. Furthermore, the Sub-adviser seeks to identify companies that exhibit some or all of the following criteria:

•	strong balance sheets and high credit quality;

•	low price-to-earnings, price-to-sales, price-to-value ratios;

•	demonstrated consistent earnings growth in the past and are likely to achieve consistent earnings growth in the future;

•	high profit margins and the business strategies to protect and maintain such margins;

•	high historical return on investment; and

•	ability to increase earnings through new products or sensible acquisitions.

6	QUAKER INVESTMENT TRUST PROSPECTUS

Through these selection criteria, the Sub-adviser identifies securities which it believes to be undervalued, and that have shown consistent earnings with a potential for further growth.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Mid-Cap Stock Risk. The Fund invests in companies with medium market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-capitalization stock prices have greater volatility than large company securities.

•	Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

PAST PERFORMANCE

The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

Annual Total Returns — Class A Shares as of December 31, 2009

Highest Performing Quarter:	24.71	% in 4th quarter of 2001
Lowest Performing Quarter:	–27.80	% in 3rd quarter of 2002

The Fund’s cumulative year-to-date return through September 30, 2010 was 11.71%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 888-220-8888.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	7

Fund Summaries

Quaker Mid-Cap Value Fund

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	10 Years

Class A Return Before Taxes (Inception Date: December 31, 1997)	25.72%	–3.78%	4.39%

Class A Return After Taxes on Distributions	25.72%	–4.62%	3.63%

Class A Return After Taxes on Distributions and Sale of Fund Shares	16.72%	–3.34%	3.59%

Class C Return Before Taxes (Inception Date: July 31, 2000)	32.04%	–3.41%	5.09%

Institutional Class Return Before Taxes (Inception Date: November 21, 2000)	33.30%	–2.45%	6.37%

Russell MidCap® Value Index	34.21%	1.98%	6.70%

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”) serves as investment adviser to the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Kennedy Capital Management, Inc., (“Kennedy”) serves as investment Sub-adviser to the Fund.

Frank Latuda, Jr., CFA, Vice President, Director and Chief Investment Officer of Kennedy, is the Portfolio Manager, and has been responsible for the day-to-day management of the Fund’s portfolio since 2009.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any business day by mail or by wire transfer, upon completion of an account application (Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701). Investors who wish to purchase or redeem Fund shares through a financial services professional should contact the financial services professional directly.

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

TAX INFORMATION

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8	QUAKER INVESTMENT TRUST PROSPECTUS

Quaker Small-Cap Value Fund

INVESTMENT OBJECTIVES

The Quaker Small-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 20 of the Fund’s Prospectus and in the “Shareholder Information” section on page 50 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly			Institutional
from your investment)	Class A	Class C	Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	1.00%	1.00%	1.00%

Distribution (12b-1) Fees	0.25%	1.00%	NONE

Other Expenses	0.64%	0.64%	0.64%

Total Annual Fund Operating Expenses	1.89%	2.64%	1.64%

(1)	The Adviser has voluntarily agreed to waive its advisory fees to the extent that the total operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A Shares, 3.35% for C Shares, and 2.35% for Institutional Class Shares, of the average net assets of each class, respectively. The Adviser currently has no intention to terminate this arrangement, although it may do so at any time in its sole discretion.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

CLASS A	$731	$1,111	$1,515	$2,640

CLASS C	$267	$820	$1,400	$2,973

INSTITUTIONAL CLASS	$167	$517	$892	$1,944

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112.61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment Sub-adviser, Aronson+Johnson+Ortiz, LP (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Small-Cap Stocks. The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index, with an ultimate selection of 150 plus stocks. The market capitalization of companies in the Russell 2000® Index ranged from $15.2 million to $3.2 billion as of September 30, 2010. The market capitalization of companies in the Russell 2500® Index ranged from $15.2 million to $8 billion as of September 30, 2010.

•	Value Securities. The Fund invests in companies considered by the Fund’s Sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

In selecting stocks for the portfolio, the Fund’s Sub-adviser focuses on asset-rich companies, selling at relatively low multiples of earnings, with proven and confident management, and earnings growth and price momentum. The Fund will normally remain fully invested in these securities at all times, subject to a minimum cash balance maintained for operational purposes.

The Fund’s sub-adviser screens a broad universe of U.S. securities to identify a subset of issuers with ample trading volume, at least three years of operating history, and market capitalizations similar to the companies in the Russell 2000® (the “benchmark”) and Russell 2500® indices. The resulting stocks are divided into 34 industries. Within each industry, the Sub-adviser identifies the most attractive stocks by considering a number of balance sheet and income statement criteria, as well as the effectiveness and outlook of management and measures of momentum. The Sub-adviser then creates a portfolio that is sector-neutral to the benchmark. The chosen securities attempt to maximize return but are well-diversified in terms of industry, fundamental characteristics, and other statistical measures of risk as compared to the blended characteristics of the Russell 2000® and the Russell 2500® indices.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	9

Fund Summaries

Quaker Small-Cap Value Fund

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Small-Cap Stock Risk. The Fund invests in companies with small market capitalizations (as described above). Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small-capitalization stock prices have greater volatility than large company securities.

•	Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

PAST PERFORMANCE

The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

Annual Total Returns — Class A Shares as of December 31, 2009

Highest Performing Quarter:	23.97	% in 2nd quarter of 2003
Lowest Performing Quarter:	–23.99	% in 4th quarter of 2008

The Fund’s cumulative year-to-date return through September 30, 2010 was 9.05%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 888-220-8888.

10	QUAKER INVESTMENT TRUST PROSPECTUS

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	10 Years

Class A Return Before Taxes (Inception Date: November 25, 1996)	14.20%	–1.32%	8.11%

Class A Return After Taxes on Distributions	14.20%	–3.11%	6.33%

Class A Return After Taxes on Distributions and Sale of Fund Shares	9.23%	–1.43%	6.44%

Class C Return Before Taxes (Inception Date: July 28, 2000)	19.91%	–0.93%	6.50%

Institutional Class Return Before Taxes (Inception Date: September 12, 2000)	21.16%	0.06%	6.37%

Russell 2000® Index	27.17%	0.51%	5.85%

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”) serves as investment adviser to the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Aronson+Johnson+Ortiz, LP, (“AJO”) serves as investment Sub-adviser to the Fund.

The following individuals are responsible for the day-to-day management of the Fund’s portfolio:

Theodore R. Aronson, CFA, is Managing Principal of AJO and has been responsible for the day-to-day management of the Fund’s portfolio since 1996.

Stefani Cranston, CFA, CPA, is a Principal of AJO and has been responsible for the day-to-day management of the Fund’s portfolio since 2007.

Gina Marie N. Moore, CFA, CPA, is a Principal of AJO and has been responsible for the day-to-day management of the Fund’s portfolio since 2004.

Martha E. Ortiz, CFA, is a Principal of AJO and has been responsible for the day-to-day management of the Fund’s portfolio since 1996.

R. Brian Wenzinger, CFA, is a Principal of AJO and has been responsible for the day-to-day management of the Fund’s portfolio since 2007.

Christopher J.W. Whitehead, CFA, is a Principal of AJO and has been responsible for the day-to-day management of the Fund’s portfolio since 2010.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any business day by mail or by wire transfer, upon completion of an account application (Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701). Investors who wish to purchase or redeem Fund shares through a financial services professional should contact the financial services professional directly.

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

TAX INFORMATION

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	11

Investment Objectives, Strategies, Risks and Portfolio Holdings

Quaker Capital Opportunities Fund

INVESTMENT OBJECTIVES

The Quaker Capital Opportunities Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment Sub-adviser, Knott Capital Management, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stocks. The Fund invests at least 65% its total assets in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stocks and securities purchased on a when-issued basis. The Fund invests its assets in stocks of companies without regard to market capitalizations including small- and mid-cap companies. The Fund will also invest in a limited number of securities.

•	Growth Stocks. The Fund invests a large portion of its assets (in excess of 25%) in stocks of companies in the same industry sector when the Fund’s Sub-adviser believes that industry sector has an above-average prospect for achieving superior growth.

•	Special Situations. The Fund invests up to 25% its assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will help the Fund. A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Special situations include, but are not limited to, spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies.

•	Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace; therefore the Fund will have a portfolio turnover rate that is significantly higher than other mutual funds.

•	Foreign Securities. The Fund invests up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”). (ADRs are receipts issued by a U.S. depository (usually a U.S. bank) that represent an ownership interest in an underlying foreign security that is held by the depository.) The Fund’s Sub-adviser will generally select foreign securities on a stock-by-stock basis based on total return potential.

The Sub-adviser reinvests the Fund’s assets in different industry sectors as appropriate when it believes that an industry sector should be overweighted. The Fund will generally invest for the long term, but may occasionally invest on a short-term basis when the Fund’s sub-adviser believes that it will benefit the Fund. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

There are two primary reasons that the Sub-adviser decides to sell a stock: valuation and/or deteriorating fundamentals. With respect to valuation, the Sub-adviser regularly translates the current price of a security into a measure of the implied future returns on invested capital for a company. The Sub-adviser looks to reallocate assets to other, more attractive situations when valuations reach levels at or above its assessment of reasonable future returns on capital. With respect to deteriorating fundamentals, before initiating a position, the Sub-adviser sets clear objectives that it expects the company to meet or exceed. After establishing an investment thesis and setting targets for management, the Sub-adviser closely monitors progress. The Sub-adviser will likely sell a position if a company delivers results below expectations, changes management, or encounters competitive forces that change our outlook.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Small- and Mid-Cap Stock Risk. Investing in small- and medium-size companies, even indirectly, may involve greater volatility than investing in larger and more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity, and their prices may be more volatile.

•	Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

12	QUAKER INVESTMENT TRUST PROSPECTUS

•	Special Situations Risk. The Fund invests in “special situations.” Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Fund’s Sub-adviser expects, which could negatively impact the Fund. To minimize these risks, the Fund will limit its investments to no more than 25% of the Fund’s total net assets (valued at the time of investment).

•	Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover. A higher rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

•	Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

•	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available: (i) in the Fund’s SAI; and (ii) on the website of the Trust at www.quakerfunds.com.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	13

Investment Objectives, Strategies, Risks and Portfolio Holdings

Quaker Mid-Cap Value Fund

INVESTMENT OBJECTIVES

The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment Sub-adviser, Kennedy Capital Management, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Mid-Cap Stocks. The Fund invests at least 80% of its total assets in common stocks or securities convertible into common stocks of companies with market capitalizations similar to the market capitalizations of the companies included in the Russell MidCap® Value Index. The market capitalization of companies in the Russell MidCap® Value Index ranged from $192 million to $15.56 billion as of September 30, 2010. The capitalization range of companies in the Russell MidCap® Value Index will change with the markets. If movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

•	Value Securities. The Fund invests in stocks of companies that exhibit attractive fundamental valuation measures such as price-to-earnings or price-to-book ratios. The Fund invests in stocks that are typically considered out of favor by the market as a result of decelerating revenue growth, declining profit margins and increasing competition.

In selecting individual securities for the Fund’s portfolio, the Sub-adviser believes that there are three factors that influence equity returns, namely: quality, value and business prospects of the issuer. In order to choose the securities in which the Fund invests, the Sub-adviser analyzes approximately 1,800 U.S. issuers of common stock. The Sub-adviser then identifies and selects securities of companies with a market capitalization of between $1 billion to $18 billion that it believes to be undervalued relative to comparable alternate investments, and which demonstrate strong sales and earnings momentum, high profitability and rising earnings expectations. Furthermore, the Sub-adviser seeks to identify companies that exhibit some or all of the following criteria:

•	strong balance sheets and high credit quality;

•	low price-to-earnings, price-to-sales, price-to-value ratios;

•	demonstrated consistent earnings growth in the past and are likely to achieve consistent earnings growth in the future;

•	high profit margins and the business strategies to protect and maintain such margins;

•	high historical return on investment; and

•	ability to increase earnings through new products or sensible acquisitions.

Through these selection criteria, the Sub-adviser identifies securities which it believes to be undervalued, and that have shown consistent earnings with a potential for further growth.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common Stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Mid-Cap Stock Risk. The Fund invests in companies with medium market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-capitalization stock prices have greater volatility than large company securities.

•	Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available: (i) in the Fund’s SAI; and (ii) on the website of the Trust at www.quakerfunds.com.

14	QUAKER INVESTMENT TRUST PROSPECTUS

Quaker Small-Cap Value Fund

INVESTMENT OBJECTIVES

The Quaker Small-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment Sub-adviser, Aronson+Johnson+Ortiz, LP (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Small-Cap Stocks. The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index, with an ultimate selection of 150 plus stocks. The market capitalization of companies in the Russell 2000® Index ranged from $15.2 million to $3.2 billion as of September 30, 2010. The market capitalization of companies in the Russell 2500® Index ranged from $15.2 million to $8 billion as of September 30, 2010. The capitalization range of companies in the Russell 2000® Index and the Russell 2500® Index will change with the markets. If movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

•	Value Securities. The Fund invests in companies considered by the Fund’s Sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

In selecting stocks for the portfolio, the Fund’s Sub-adviser focuses on asset-rich companies, selling at relatively low multiples of earnings, with proven and confident management, and earnings growth and price momentum. The Fund will normally remain fully invested in these securities at all times, subject to a minimum cash balance maintained for operational purposes.

The Fund’s sub-adviser screens a broad universe of U.S. securities to identify a subset of issuers with ample trading volume, at least three years of operating history, and market capitalizations similar to the companies in the Russell 2000® (the “benchmark”) and Russell 2500® indices. The resulting stocks are divided into 34 industries. Within each industry, the Sub-adviser identifies the most attractive stocks by considering a number of balance sheet and income statement criteria, as well as the effectiveness and outlook of management and measures of momentum. The Sub-adviser then creates a portfolio that is sector-neutral to the benchmark. The chosen securities attempt to maximize return but are well-diversified in terms of industry, fundamental characteristics, and other statistical measures of risk as compared to the blended characteristics of the Russell 2000® and the Russell 2500® indices.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Small-Cap Stock Risk. The Fund invests in companies with small market capitalizations (as described above). Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small-capitalization stock prices have greater volatility than large company securities.

•	Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available: (i) in the Fund’s SAI; and (ii) on the website of the Trust at www.quakerfunds.com.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	15

Investment Objectives, Strategies, Risks and Portfolio Holdings

MORE INFORMATION ABOUT STRATEGIES

•	iShares. The Funds may invest without limitation in shares of iShares Trust and iShares, Inc. (each an “iShares Fund” and collectively, the “iShares Funds”). The iShares Funds are registered investment companies whose shares are listed and traded at market prices on national securities exchanges, such as the NYSE Arca exchange. These types of investment companies are commonly known as “exchange traded funds.” Market prices of iShares Funds’ shares may be different from their net asset value per share (“NAV”). Each iShares Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. To the extent the Fund invests in iShares, the Fund will indirectly bear its proportionate share of any management fees and other expenses paid to iShares Funds in addition to investment management fees charged by the Adviser and Sub-advisers.

•	Repurchase Agreements. Each Fund may enter into repurchase agreements, and certain other types of futures, options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter markets, not through any exchange.

•	Temporary Defensive Positions. Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions. When investment opportunities are limited, or in the event of exceptional redemption requests, a significant percentage (up to 100%) of a Fund’s total net assets may be held in cash or cash-equivalents. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent that the Funds would if they were to remain more fully invested in common stocks. During these times, a Fund may not achieve its investment goal.

•	Securities Lending. The Funds may lend their portfolio securities to further enhance investment returns. These loans are secured by the delivery to the Fund of cash collateral, which may be invested in short-term debt securities and money market funds.

MORE INFORMATION ABOUT INVESTMENT RISKS

In addition to the principal risks which are specific to each investment strategy and summarized above in each of the Fund Summaries under “Principal Investment Risks,” there are other investment risks common to all Funds:

•	iShares Risk. The cost of investing in an iShares Fund will generally be higher than the cost of investing directly in the underlying fund shares. Shareholders will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

•	Repurchase Agreement Risk. A Fund may experience losses or delays in connection with repurchase agreements entered into, if a counterparty to any such contract defaults or goes into bankruptcy.

•	Temporary Defensive Position Risk. A Fund’s portfolio manager may seek to protect shareholder capital by assuming defensive positions where a Fund’s portfolio is comprised mainly of cash and cash equivalents. Under such circumstances, a Fund may not achieve its investment objective. When assuming a temporary defensive position, the Funds may invest, without limit, in obligations of the U.S. government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent that the Funds would they were to remain more fully invested in common stocks. During these times, a Fund may not achieve its investment goal.

•	Securities Lending Risk. If a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a Fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral.

•	Management Risk. The Funds are subject to management risk because they are actively managed investment portfolios. A Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for a Fund, but there is no guarantee that its decisions will produce the intended result.

•	Market Trends Risk. When you sell your Fund shares, they may be worth less than what you paid for them because the value of the Fund’s investments will vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund. Different types of stocks tend to shift into and out of favor with market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all.

16	QUAKER INVESTMENT TRUST PROSPECTUS

Management of the Funds

INVESTMENT ADVISER

Quaker Funds, Inc. (the “Adviser”), located at 309 Technology Drive, Malvern, Pennsylvania 19355, serves as the investment adviser to each of the Funds. Founded in 1996, the Adviser provides its advisory services pursuant to an investment advisory agreement with the Trust. The Adviser is a corporation incorporated under the laws of the Commonwealth of Pennsylvania, and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As of August 31, 2010, the Adviser had approximately $512 million in assets under management.

As investment adviser to the Funds, the Adviser has overall supervisory responsibility for: (i) the general management and investment of each Fund’s securities portfolio; (ii) the evaluation, selection and recommendation to the Board of Trustees of the hiring, termination and replacement of Sub-advisers to manage the assets of a Fund; (iii) overseeing and monitoring the ongoing performance of the Sub-advisers of the Funds, including their compliance with the investment objectives, policies and restrictions of those Funds; and (iv) the implementation of procedures and policies to ensure that the Sub-advisers comply with the Fund’s investment objectives, policies and restrictions.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for each Fund is available in the Funds’ annual report to shareholders for the period ended June 30, 2010. The Fund’s shareholder reports are available on the Trust’s website at www.quakerfunds.com.

SUB-ADVISERS AND PORTFOLIO MANAGERS

The Adviser oversees the Funds’ Sub-advisers and recommends to the Board of Trustees whether to hire, terminate or replace a Sub-adviser. The Trust and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, without shareholder approval, subject to certain conditions and with the approval of the Board of Trustees, to: (i) hire, terminate or replace Sub-advisers for the Funds; and (ii) change the terms of a subadvisory arrangement, unless such change would result in an increase in the overall management and advisory fees payable by the Fund as previously approved by shareholders. The SEC order does not apply to any sub-adviser that is affiliated with the Trust or the Adviser. The manager of managers structure enables each Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or subadvisory agreements. The manager of managers structure would not permit an increase in the overall management and advisory fees payable by a Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisers or subadvisory agreements within 90 days of the change.

The Adviser has entered into separate subadvisory agreements with each Sub-adviser and compensates each Sub-adviser out of the investment advisory fees it receives from the Funds. Each Sub-adviser has discretionary responsibility for investment of the assets and the portfolio management of the Fund that it manages.

The following Sub-advisers and portfolio managers are responsible for the day-to-day portfolio management of the respective Funds:

QUAKER CAPITAL OPPORTUNITIES FUND

Knott Capital Management (“Knott Capital”), located at 224 Valley Creek Blvd., Suite 100, Exton, Pennsylvania 19341, was founded in 1998 and serves as Sub-adviser to Quaker Capital Opportunities Fund. Knott Capital is registered with the SEC as an investment adviser pursuant to the Advisers Act. As an investment advisory firm, Knott Capital has been rendering investment advisory services to other individuals, pension and profit sharing plans, and trusts since 1998. As of August 31, 2010, the firm had approximately $400 million of assets under management.

The following individuals are primarily responsible for the day-to-day management of the Fund:

Charles A. Knott — Founded Knott Capital in 1999 and currently serves as Chairman and Chief Investment Officer. Mr. Knott has more than 40 years experience in the investment industry. Prior to founding Knott Capital, Mr. Knott was the Chief Investment Officer for several large banks including Hamilton Bank in Lancaster, PA and Schenectady Trust of New York. He has served as Deputy Bank Commissioner for the State of Maryland and has been called upon by the Federal Reserve to provide expert testimony. For over 20 years, he has written a monthly commentary on the state of the economy and the markets that is widely read by the investment community. Mr. Knott is a graduate of Loyola College in Baltimore with a B.S. in Accounting.

Peter M. Schofield, CFA — Mr. Schofield has been in the investment business for 26 years, with extensive experience in quantitative management, fundamental analysis, and portfolio management. He is a member of Knott Capital’s investment committee and heads the firm’s equity-analysis efforts. He also oversees portfolio quantitative and risk assessment. Prior to joining Knott Capital in 2005, Mr. Schofield was a portfolio manager and Vice President at Sovereign Asset Management, a subsidiary of John Hancock Advisors, from 1996 to 2005, where he co-managed the Sovereign Investors Fund and was responsible for fundamental coverage of several sectors. From 1984 to 1996, he was an analyst and portfolio manager for Geewax, Terker & Company, a quantitatively-oriented institutional investment advisor. He earned a B.A. from the University of Pennsylvania in 1982 and the designation of Chartered Financial Analyst in 1987. He is a member of the CFA Society of Philadelphia.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	17

Management of the Funds

QUAKER MID-CAP VALUE FUND

Kennedy Capital Management (“Kennedy”), located at 10829 Olive Boulevard, Saint Louis, Missouri 63141, serves as Sub-adviser to Quaker Mid-Cap Value Fund. Founded in 1980, Kennedy is registered as an investment adviser with the SEC under the Advisers Act, and specializes in small- and mid-cap domestic equities. As of August 31, 2010, the firm had approximately $2.8 billion of assets under management and it is approximately 100% employee owned.

Frank Latuda, Jr., CFA — a Vice President, Director, Chief Investment Officer, and Portfolio Manager of the Small Cap Value I , Mid Cap Value and All Cap Value portfolios for Kennedy. In his capacity as Chief Investment Officer, Mr. Latuda also serves as the chairman of the Investment Policy Committee. He joined Kennedy as an equity analyst in 1997, and served as Director of Research from 1998 until 2000. He has been a portfolio manager since October of 2000 when he took over the Small Cap Value I strategy. Prior to joining Kennedy, he was an analyst with Burns, Pauli, Mahoney Company. Mr. Latuda earned his BS in Electrical Engineering from the University of Notre Dame, as well as a MS in Electrical Engineering and an MBA from the University of Illinois.

QUAKER SMALL-CAP VALUE FUND

Aronson+Johnson+Ortiz, LP (“AJO”), located at 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102, was founded in 1984 and serves as Sub-adviser to Quaker Small-Cap Value Fund. AJO is registered as an investment adviser with the SEC under the Advisers Act and provides investment advisory services to institutional clients. As of August 31, 2010, the firm had approximately $17.3 billion of assets under management.

The following individuals are primarily responsible for the day-to-day management of the Fund:

Theodore R. Aronson, CFA — Managing Principal. Mr. Aronson founded AJO in 1984 and has served as a portfolio manager of the Fund since its inception in 1996. Mr. Aronson is involved with portfolio management, administration, and marketing at AJO. Prior to founding AJO, Mr. Aronson was a partner with Addison Capital Management from 1981 to 1984.

Stefani Cranston, CFA, CPA — Principal. Ms. Cranston joined AJO in 1991 and has served as a portfolio manager of the Fund since 2007. Ms. Cranston was an AJO financial and portfolio accountant prior to being named a portfolio manager. She was a senior accountant at Deloitte & Touche before joining AJO. In addition to her portfolio management duties with AJO, Ms. Cranston is also involved with financial accounting and performance measurement.

Gina Marie N. Moore, CFA, CPA — Principal. Ms. Moore joined AJO in 1998 and has served as a portfolio manager of the Fund since 2004. In addition to her portfolio management duties, Ms. Moore also focuses on marketing. Prior to joining AJO, she was with Glenmede Trust Company, where she was involved with portfolio analytics and marketing.

Martha E. Ortiz, CFA — Principal. Ms. Ortiz joined AJO in 1987 and has served as a portfolio manager of the Fund since its inception in 1996. Ms. Ortiz oversees portfolio implementation and trading. Prior to joining AJO, Ms. Ortiz was with Wilshire Associates, where she supported the Equity Management System (now Atlas).

R. Brian Wenzinger, CFA — Principal. Mr. Wenzinger joined AJO in 2000 and has served as a portfolio manager of the Fund since 2007. Mr. Wenzinger was an AJO research analyst prior to being named a portfolio manager. Before joining AJO, he was with DuPont, primarily in its internal pension group, where he researched and implemented quantitative investment strategies. Mr. Wenzinger focuses his time on portfolio management and research.

Christopher J. W. Whitehead, CFA — Principal. Mr. Whitehead joined AJO in 2000 and has served as a portfolio manager of the Fund since 2010. Mr. Whitehead was an AJO research analyst prior to being named a portfolio manager. Before joining AJO, he was with Cambridge Associates where he served as a research associate. Mr. Whitehead focuses his time on portfolio management and research.

MORE ABOUT SUB-ADVISERS AND PORTFOLIO MANAGERS

The Trust’s Statement of Additional Information (“SAI”) provides additional information about the Sub-advisers and each Fund’s respective portfolio manager compensation, other accounts managed and respective ownership of securities in the applicable Fund.

18	QUAKER INVESTMENT TRUST PROSPECTUS

Shareholder Information

CALCULATING SHARE PRICE

When you buy shares, you pay the offering price for the shares. The offering price includes any applicable sales charge, and is determined by dividing the NAV by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 (10.25/0.945) equals 10.84656, which, when rounded to two decimal points, equals 10.85. The offering price per share would be $10.85.

When you sell or exchange shares of a Fund, you do so at the Fund’s NAV.

The value of a mutual fund is determined by deducting the Fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total NAV of each Fund’s share class by the applicable number of shares outstanding per share class.

Each Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (“NYSE”) (which is generally 4:00 p.m. Eastern time). Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. A Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Requests to buy and sell Fund shares are processed based on the NAV next calculated after we receive your request in proper form.

FAIR VALUATION

•	Individual Securities. Each Fund expects to price most of its securities based on the current market values as discussed above. Securities and assets for which market quotations are not readily available will be valued at fair value. The types of securities for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities for which there is no current market value quotation; securities for which a broker quote has been requested but the spread between the bid and the ask exceeds 15%; and securities that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small-cap securities.

The Funds have adopted fair valuation procedures to value securities at fair market value in those circumstances as described above, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a Fund calculates its NAV because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation. Once a fair value has been determined by the Valuation Committee, the Board of Trustees will be notified within two (2) business days by the Valuation Committee of such fair value determination. The Valuation Committee is comprised of the Funds’ Chief Compliance Officer (who is an employee of and the Chief Compliance Officer of the Adviser), the Portfolio Compliance Manager of the Adviser and a Senior Officer of the Adviser. In addition, a member of the Trust’s Audit Committee is responsible for monitoring the fair valuation process.

•	Foreign Securities. The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described above.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	19

Shareholder Information

•	Risk of Fair Value Pricing. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

CHOOSING THE APPROPRIATE SHARE CLASS

Each Fund offers three classes of shares. The main differences between each share class are sales charges, ongoing fees and investment minimums. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your shares. Each share class in any Fund represents an interest in the same portfolio of investments in that Fund.

The following table shows the share classes that are offered by each Fund:

COMPARISON OF SHARE CLASSES

	Class A	Class C	Institutional Class

TERMS	Offered at NAV plus a front-end sales charge	Offered at NAV with no front-end sales charge or CDSC	Offered at NAV with no front-end sales charge or CDSC

ONGOING EXPENSES	Lower than Class C	Higher than Class A	Lower than Class A or C

APPROPRIATE FOR INVESTORS	• Who prefer a single front-end sales charge	• Who want to invest all money immediately, with no front-end sales charge or CDSC	• Designed for large intuitional investors

	• With a longer investment horizon	• With shorter investment horizons

• Who qualify for reduced sales charges on longer investments

Minimum Investments for Class A and C Shares

	Minimum	Minimum
	Investment to	Subsequent
Type of Account	Open Account	Investments

Regular	$2,000	$100

IRAs	$1,000	$100

The minimum investment for Institutional Class shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

REDUCTION OR WAIVER OF FRONT-END SALES CHARGES

Front-end sales charges may be reduced by:

•	Rights of Accumulation. You may qualify for a reduced sales charge by aggregating the NAV of any shares you already own of the same class to the amount of your next investment in that class for purposes of calculating the sales charge. For example, if you already owned Class A Shares in the Quaker Global Tactical Allocation Fund with a combined aggregate NAV of $450,000, and you decided to purchase an additional $60,000 of Class A Shares of the Quaker Strategic Growth Fund, another series of the Trust, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Quaker Funds.

•	Letter of Intent. By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Class A Shares. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to the Funds’ highest applicable sales load (5.50% for all Funds) for the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any escrowed shares not needed to satisfy that charge would be released to you.

•	If you establish an LOI with Quaker Funds you can aggregate your accounts as well as the accounts of your immediate family members which include your spouse and children under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

You may need to provide your financial services firm or U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”) with certain information about your accounts and the accounts of related parties to take advantage of the front-end sales charge reductions described above. In certain instances, you may have to provide an account statement to verify that an account qualifies for

20	QUAKER INVESTMENT TRUST PROSPECTUS

inclusion in the calculation of the sales charge reduction. You also must provide your financial services firm or the Funds’ Transfer Agent with information about eligible Fund accounts held with other broker/dealers if you want these accounts to be used to calculate the sales charge reduction. Additional information about sales charge reductions is available in the Trust’s SAI or from a broker or financial intermediary through which shares of the Funds are sold.

Please refer to the purchase application or consult with your financial services firm to take advantage of these purchase options.

Additional information concerning sales load reductions is available in the Trust’s SAI. Information regarding sales charges and the reduction or waiver of such sales charges are also available free of charge at www.quakerfunds.com.

Front-End Sales Charges on Class A Shares for each Fund:

	Sales Charge	Sales Charge
	(as a % of	(as a % of net	Dealer
Amount Invested	offering price)	amount invested)	Re-allowance

Less than $50,000	5.50%	5.82%	5.00%

$50,000 to $99,999	4.75%	4.99%	4.25%

$100,000 to $249,999	3.75%	3.90%	3.25%

$250,000 to $499,999	2.75%	2.83%	2.50%

$500,000 to $999,999	2.00%	2.04%	1.75%

$1,000,000 or more	0.00%	0.00%	N/A

Front-end sales charges may be waived:

•	For purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, or registered investment advisers or brokers for their own accounts.

•	For employees and employee-related accounts of the Adviser and Sub-advisers, Trustees and affiliated persons of the Trust. Please see the Trust’s SAI for details.

•	For large orders and purchases by eligible plans. Please see the Trust’s SAI for details, including a description of the commissions the Trust’s Distributor may advance to dealers for these purchases.

•	For shareholders who had held No-Load Class shares in certain Funds prior to the conversion of such shares to Class A Shares as of June 23, 2000. Please see the Trust’s SAI for details.

You need to notify your financial services firm or the Fund’s Transfer Agent if you qualify for a waiver.

12b-1 DISTRIBUTION AND SERVICE FEES

•	The 12b-1 Plans adopted by the Trust for the Class A and Class C Shares permit each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.

•	Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	Class A Shares pay a 0.25% 12b-1/service fee.

•	Class C Shares pay a 1.00% 12b-1/service fee (shareholder servicing fee of 0.25% of average daily net assets and distribution fee of 0.75% per annum of average daily net assets), payable on a monthly basis, of each Fund’s average daily net assets attributable to Class C Shares.

REVENUE SHARING

The Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Funds. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, providing the Fund with “shelf space” or placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from the Adviser’s own legitimate profits and its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust monitors these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to the Adviser to ensure that such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by the Adviser, and not from the Funds’ assets, the amount of any revenue sharing payment is determined by the Adviser.

Payments may be based on current or past sales, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of recommending shares offered by competing investment companies.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, the Adviser and all Sub-advisers to the Funds are prohibited from considering a broker-dealer’s sale of any of the Funds’ shares in selecting such broker-dealer for the execution of a Fund’s portfolio transactions, except as may be specifically permitted by law.

REGISTRATION OF SHARE CLASSES

Shares of the Funds have not been registered for sale outside of the United States. The Quaker Funds generally do not sell shares to investors residing outside the United States, even if they are United

FOR MORE INFORMATION PLEASE CALL 800-220-8888	21

Shareholder Information

States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. A fee may be assessed against your account for any payment check returned to the Funds’ Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predetermined bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund(s) to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund(s).

Your investment in the Fund(s) should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Trust reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Trust also reserves the right to stop offering shares of any Fund at any time.

HOW TO BUY SHARES

You can invest in the Funds by mail, wire transfer and through participating financial service professionals as set forth below. Federal law requires the Trust to obtain, verify and record information that identifies each person who opens an account. When opening your account, you will be asked to provide your name, address, date of birth (as applicable) and other information so that we may identify you. If this information is not provided, the Trust will be unable to open your account. After you have established your account, you may make subsequent purchases by telephone. You may also invest in the Funds through an automatic investment plan. Any questions you may have can be answered by calling the Funds, toll free, at 800-220-8888.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Trust at 800-220-8888 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. A Fund may also reserve the right to close the account within five (5) business days if clarifying information/documentation is not received.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in a Fund’s shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY MAIL

To purchase shares by mail, simply complete the account application included with this Prospectus, make a check payable to the Fund of your choice, and mail the account application and check to:

By Mail
Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
PO Box 701
Milwaukee, WI 53201-0701

For Overnight or Special Delivery
Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), your shares will be

22	QUAKER INVESTMENT TRUST PROSPECTUS

purchased at the Fund’s offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the offering price determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER

To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA # 075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(Fund name)
(Shareholder registration)
(Shareholder account number)

Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

TELEPHONE PURCHASES

In order to be able to purchase shares by telephone, your account must have been established prior to your call, and you must have submitted a voided check or savings deposit slip for the bank account from which the purchase will be drawn. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share offering price determined at the close of business on the day the Transfer Agent receives your order, provided that your order is received prior to 4 p.m. Eastern time.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House (“ACH”). Most transfers are completed within three business days of your call. To preserve flexibility, the Trust may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Trust will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Trust shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Trust and/or the Transfer Agent have failed to follow procedures reasonably designed to prevent losses. However, if the Trust and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

MISCELLANEOUS PURCHASE INFORMATION

The Funds reserve the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check or by electronic funds transfer through the ACH network from a U.S. bank, savings & loan or credit union. The Transfer Agent may assess a fee against your account, in addition to any loss sustained by the Fund(s), for any check payment returned to the Transfer Agent for insufficient funds.

If you place an order for a Fund’s shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. Eastern time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three (3) business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, the Trust will be required to withhold a percentage, currently 28%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure. A Fund also must withhold if the IRS instructs it to do so.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	23

Shareholder Information

FREQUENT/SHORT-TERM TRADING OR MARKET TIMING

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent short-term or frequent trading (often described as “market timing”) in any of the Funds. The policies and procedures are described below.

The Funds are not designed for professional market timing organizations, individuals, or entities using programmed or frequent exchanges or trades. Frequent exchanges or trades may be disruptive to the management of the Funds and can raise their expenses. Each Fund, through its principal underwriter, reserves the right to reject or restrict any specific purchase and exchange requests with respect to market timers and reserves the right to determine, in its sole discretion, that an individual, group or entity is or has acted as a market timer.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. A Fund’s investments in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in Funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of a Fund’s shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Funds currently use several methods to reduce the risk of market timing. These methods include: (i) committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this market timing policy; and (ii) seeking the cooperation of financial intermediaries to assist the Funds in monitoring and identifying market timing activity.

Investors who place transactions through the same financial intermediary on an omnibus account basis may be deemed part of a group for the purpose of this policy and their orders may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

Some investors own their shares in the Funds through omnibus accounts at a financial institution. In such cases, the Funds may not know the identity of individual beneficial owners of the Funds’ shares, and may not be able to charge a redemption fee to the individuals actually redeeming Fund shares. However, the Funds review all trading activity on behalf of omnibus accounts. If any abuses are suspected, the affected Fund will contact the intermediary to determine whether the Fund’s policy has been violated and if so, to take appropriate action to deter future abuses of the policy. The Funds may permanently or for a specific period of time bar any such accounts from further purchases of Fund shares. The Funds’ ability to impose restrictions and deter abuses with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.

PREVENTATIVE MEASURES

The Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of a Fund’s shares by a Fund’s shareholders. It is the policy of the Funds that, in the event that a Fund or the Funds’ principal underwriter or financial intermediaries determines, in their sole discretion, that a shareholder is engaging in excessive or market timing activity that may be harmful to a Fund or its shareholders, a Fund may, in its discretion, take one of the following steps to stop such activity: (i) notify the shareholder of the trading activity that has been deemed to be excessive or identified to be a market timing activity, and request that the shareholder not continue with such activity; (ii) require all future purchase and redemption instructions by such shareholder to be submitted via regular mail; or (iii) reject additional purchase or exchange orders by the offending shareholder.

HOW TO SELL SHARES

You may sell shares on any day the NYSE is open, either through your financial services firm or directly, through the Transfer Agent. Financial services firms must receive your sell order before 4:00 p.m. Eastern Time, and are responsible for furnishing all necessary documentation to the Transfer Agent.

The Funds have fair value pricing procedures in place. See the section entitled “Fair Valuation.” By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

The Funds reserve the right to satisfy a redemption order by paying redemption proceeds with portfolio securities or non-cash assets for certain large orders.

24	QUAKER INVESTMENT TRUST PROSPECTUS

TO SELL SHARES BY MAIL

By Mail
Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
PO Box 701
Milwaukee, WI 53201-0701

For Overnight or Special Delivery
Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

The selling price of the shares being redeemed will be the Fund’s per share NAV next calculated after receipt of all required documents in “Good Order.” “Good Order” means that the request must include:

1. Your account number;

2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;

3.	The signatures of all account owners exactly as they are registered on the account;

4.	Any required signature guarantees; and

5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will generally be made the next business day but no later than the seventh business day after the valuation date.

Signature Guarantees.  A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account application);

•	If a change of address request was received by the Trust or Transfer Agent within 15 days prior to the request for redemption; and

•	For all redemption requests in excess of $25,000.

Non-financial transactions including establishing or modifying certain services on an account may require signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Trust and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. Signature guarantees are designed to protect both you and the Trust from fraud. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the Securities Transfer Association Medallion Program, the Stock Exchanges Medallion Program and the NYSE, Inc. Medallion Signature Program. A notary public is not an acceptable signature guarantor.

TO SELL SHARES BY PHONE

You may redeem your shares in the Fund(s) by calling the Trust at 800-220-8888 unless you declined the telephone redemption option on your account application. Redemption proceeds may be sent by check to your address of record, proceeds may be wired to your bank account, or funds may be sent via electronic funds transfer through the ACH network to your pre-designated account. Wires are subject to a $15 fee paid by the investor, but there is no charge when proceeds are sent via the ACH system. Credit is usually available within 2-3 days.

INVOLUNTARY REDEMPTIONS

Your account may be closed by the Trust if, because of withdrawals, its value falls below $2,000. With respect to involuntary redemptions:

•	You will be asked by the Trust to buy more shares within 30 days to raise your account value above $2,000. If you do not do this, the Trust may redeem your account and send you the proceeds.

•	If you draw your account below $2,000 via the Systematic Withdrawal Plan (see “Account Services,” below), your account will not be subject to involuntary redemption.

•	Involuntary redemption does not apply to retirement accounts or accounts maintained by administrators in retirement plans.

•	No account will be closed if its value drops below $2,000 because of Fund performance, or because of the payment of sales charges.

HOW TO EXCHANGE SHARES

Generally, you may exchange your shares of the Funds for the same share class of any other Fund of the Trust without incurring any additional sales charges. In addition, shareholders of Class A Shares of a Fund may exchange into Class A Shares of First American Prime Obligations Fund and shareholders of Class C Shares of a Fund may exchange into Class C-A of First American Prime Obligations Fund, without incurring any additional sales charges (Class A Shares and Class C-A Shares of First American Prime Obligations Fund will be referred to herein as the “Money Market Account shares”).

FOR MORE INFORMATION PLEASE CALL 800-220-8888	25

Shareholder Information

Money Market Account shares are available only as an exchange option for a Fund’s shareholders. Money Market Account shares acquired through an exchange may be exchanged back into a Fund’s shares without the imposition of an additional sales load. Money Market Account shares are not offered by this Prospectus but are available through an arrangement between the distributor and the First American Funds. Please contact the Trust or your financial professional to receive a prospectus for the Money Market Account.

An exchange involves the simultaneous redemption of shares of one Fund and purchase of shares of another Fund of the Trust at each Fund’s respective closing NAV next determined after a request for exchange has been received, and is a taxable transaction. You may direct the Trust to exchange your shares by contacting the Trust at 800-220-8888 or by submitting a written request. A written request must be signed exactly as your name appears on your account and it must provide your account number, number of shares or dollar amount to be changed, and the names of the Fund(s) to which the exchange will take place.

ACCOUNT SERVICES

You may select the following account services on your purchase application, or at any time thereafter, in writing.

•	Dividend Reinvestment. Automatic, unless you direct that your dividends be mailed to you or sent directly to your predetermined bank account. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

•	Automatic Withdrawal Plan. For accounts with a minimum of $10,000, you may order a specific dollar amount sale of shares at regular intervals (monthly, quarterly, semi-annually or annually). The minimum is $50 per systematic withdrawal per payment. You may elect to have your payment sent by check or proceeds can be electronically deposited via the ACH network to your personal bank account. Instructions for establishing this service are included in the account application, or are available by calling the Trust. Payment will usually be made on the business day following the redemption of shares, but no later than the seventh day. Credit for proceeds sent via the ACH network is available within 2-3 days. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Trust upon sixty (60) days written notice or by a shareholder upon written notice to the Funds. Account applications and further details may be obtained by calling the Trust at 800-220-8888 or by writing to the Transfer Agent.

•	Automatic Investment Plan. You may order a specific dollar amount purchase of shares (in amounts greater than $25) at regular intervals (monthly, quarterly, semi-annually or annually), with payments made electronically from an account you designate at a financial services institution. You can take advantage of the plan by filling out the Automatic Investment Plan application included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an ACH member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Trust at 800-220-8888.

DIVIDENDS AND TAX MATTERS

Dividends and Distributions.  Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund generally distributes to shareholders, at least annually, usually in December, substantially all of its net investment income and capital gains, if any, realized from sales of the Fund’s portfolio securities. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Annual Statements.  Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying A Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations.  Each Fund expects, based on its investment objective and strategies that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of

26	QUAKER INVESTMENT TRUST PROSPECTUS

both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of a Fund’s shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% (or the then applicable rate) of any distributions or proceeds paid.

A Fund’s distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends and Tax Matters” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	27

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years or for the life of the class of shares of the Fund, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Unless otherwise noted, the selected financial information below is for the fiscal periods ended June 30 of each year. The financial highlights for the years ended June 30, 2010, 2009, 2008 and 2007 have been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds’ financial statements, are included in the Annual Report. For fiscal years prior to June 30, 2007, the Funds’ financial statements were audited by another independent registered public accounting firm.

28	QUAKER INVESTMENT TRUST PROSPECTUS

Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$7.37	$9.24	$11.30	$11.07	$11.29

Income From investment Operations
Net Investment Income (Loss)(1)	(0.02)	0.02	0.02	0.02	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.14	(1.88)	(0.26)	1.01	0.85

Total from Investment Operations	0.12	(1.86)	(0.24)	1.03	0.80

Distributions to Shareholders From:
Net Realized Capital Gain	—	(0.01)	(1.75)	(0.80)	(1.02)
Return of Capital	—	—	(0.07)	—	—

Total Distributions	—	(0.01)	(1.82)	(0.80)	(1.02)

Net Asset Value, End of Period	$7.49	$7.37	$9.24	$11.30	$11.07

Total Return(2)	1.63%	(20.18)%	(3.63)%	9.67%	7.05%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$7,766	$7,979	$7,007	$8,016	$12,482
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	1.75%	1.88%	1.59%	1.76%	1.72%
After Expense Reimbursement and Waived Fees	1.75%	1.88%	1.59%	1.76%	1.67%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.30)%	0.22%	0.15%	0.22%	(0.41)%
Portfolio Turnover Rate	139.57%	104.43%	75.18%	87.48%	129.29%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	29

Financial Highlights

Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class C
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$6.97	$8.80	$10.92	$10.81	$11.12

Income From Investment Operations
Net Investment Loss(1)	(0.08)	(0.04)	(0.10)	(0.06)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	0.14	(1.78)	(0.20)	0.97	0.84

Total from Investment Operations	0.06	(1.82)	(0.30)	0.91	0.71

Distributions to Shareholders From:
Net Realized Capital Gain	—	(0.01)	(1.75)	(0.80)	(1.02)
Return of Capital	—	—	(0.07)	—	—

Total Distributions	—	(0.01)	(1.82)	(0.80)	(1.02)

Net Asset Value, End of Period	$7.03	$6.97	$8.80	$10.92	$10.81

Total Return(2)	0.86%	(20.74)%	(4.38)%	8.76%	6.32%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$3,428	$4,060	$5,322	$8,449	$11,423
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	2.49%	2.60%	2.34%	2.51%	2.47%
After Expense Reimbursement and Waived Fees	2.49%	2.60%	2.34%	2.51%	2.42%
Ratio of Net Investment Loss to Average Net Assets	(1.05)%	(0.53)%	(1.01)%	(0.53)%	(1.16)%
Portfolio Turnover Rate	139.57%	104.43%	75.18%	87.48%	129.29%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

30	QUAKER INVESTMENT TRUST PROSPECTUS

	Institutional Class
		For the Period
		May 5, 2009
	Year	(Commencement
	Ended	of Operations) to
	June 30,	June 30,
	2010	2009

Net Asset Value, Beginning of Period	$7.37	$7.14

Income From Investment Operations
Net Investment Loss(1)	(0.01)	0.01
Net Realized and Unrealized Gain on Investments	0.15	0.22

Total from Investment Operations	0.14	0.23

Net Asset Value, End of Period	$7.51	$7.37

Total Return(2)	1.90%	3.22%†*

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$7,294	$9
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	1.52%	1.92%**
After Expense Reimbursement and Waived Fees	1.52%	1.92%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06)%	0.71%**
Portfolio Turnover Rate	139.57%	104.43%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

FOR MORE INFORMATION PLEASE CALL 800-220-8888	31

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$9.39	$14.42	$17.84	$15.89	$16.67

Income From Investment Operations
Net Investment Income (Loss)(1)	(0.05)	0.01	(0.06)	(0.09)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.65	(5.04)	(2.74)	2.37	1.75

Total from Investment Operations	2.60	(5.03)	(2.80)	2.28	1.65

Distributions to Shareholders From:
Net Realized Capital Gain	—	—	(0.62)	(0.33)	(2.43)

Total Distributions	—	—	(0.62)	(0.33)	(2.43)

Net Asset Value, End of Period	$11.99	$9.39	$14.42	$17.84	$15.89

Total Return(2)	27.69%	(34.88)%	(15.92)%	14.51%	10.32%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$6,796	$6,967	$17,118	$135,680	$70,866
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	2.09%	1.96%	1.64%	1.64%	1.69%
After Expense Reimbursement and Waived Fees	2.09%	1.94%	1.58%	1.64%	1.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.41)%	0.11%	(0.36)%	(0.56)%	(0.60)%
Portfolio Turnover Rate	50.53%	184.80%	221.17%	74.49%	82.01%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

32	QUAKER INVESTMENT TRUST PROSPECTUS

	Class C
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$8.61	$13.32	$16.65	$14.96	$15.94

Income From Investment Operations
Net Investment Loss(1)	(0.12)	(0.06)	(0.19)	(0.20)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments	2.43	(4.65)	(2.52)	2.22	1.66

Total from Investment Operations	2.31	(4.71)	(2.71)	2.02	1.45

Distributions to Shareholders From:
Net Realized Capital Gain	—	—	(0.62)	(0.33)	(2.43)

Total Distributions	—	—	(0.62)	(0.33)	(2.43)

Net Asset Value, End of Period	$10.92	$8.61	$13.32	$16.65	$14.96

Total Return(2)	26.83%	(35.36)%	(16.53)%	13.67%	9.47%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$2,427	$2,629	$5,801	$14,975	$16,458
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	2.83%	2.71%	2.57%	2.39%	2.44%
After Expense Reimbursement and Waived Fees	2.83%	2.69%	2.52%	2.39%	2.40%
Ratio of Net Investment Loss to Average Net Assets	(1.16)%	(0.62)%	(1.27)%	(1.31)%	(1.35)%
Portfolio Turnover Rate	50.53%	184.80%	221.17%	74.49%	82.01%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	33

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$9.70	$14.87	$18.33	$16.27	$16.98

Income From Investment Operations
Net Investment Income (Loss)(1)	(0.02)	0.04	(0.05)	(0.05)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	2.75	(5.21)	(2.79)	2.44	1.78

Total from Investment Operations	2.73	(5.17)	(2.84)	2.39	1.72

Distributions to Shareholders From:
Net Realized Capital Gain	—	—	(0.62)	(0.33)	(2.43)

Total Distributions	—	—	(0.62)	(0.33)	(2.43)

Net Asset Value, End of Period	$12.43	$9.70	$14.87	$18.33	$16.27

Total Return(2)	28.14%	(34.77)%	(15.70)%	14.85%	10.56%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$245	$227	$511	$1,902	$1,503
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	1.84%	1.70%	1.63%	1.39%	1.44%
After Expense Reimbursement and Waived Fees	1.84%	1.68%	1.58%	1.39%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19)%	0.36%	(0.30)%	(0.31)%	(0.35)%
Portfolio Turnover Rate	50.53%	184.80%	221.17%	74.49%	82.01%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

34	QUAKER INVESTMENT TRUST PROSPECTUS

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$9.90	$13.88	$20.71	$19.51	$19.39

Income From Investment Operations
Net Investment Loss(1)	(0.07)	(0.01)	(0.07)	(0.05)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	1.71	(3.96)	(3.51)	3.39	3.23

Total from Investment Operations	1.64	(3.97)	(3.58)	3.34	3.06

Distributions to Shareholders From:
Net Realized Capital Gain	—	(0.01)	(3.25)	(2.14)	(2.94)

Total Distributions	—	(0.01)	(3.25)	(2.14)	(2.94)

Net Asset Value, End of Period	$11.54	$9.90	$13.88	$20.71	$19.51

Total Return(2)	16.57%	(28.61)%	(17.86)%	18.22%	16.76%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$19,398	$20,210	$27,722	$46,385	$36,735
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	1.89%	1.83%	1.78%	1.82%	1.83%
After Expense Reimbursement and Waived Fees	1.83%	1.74%	1.70%	1.73%	1.75%
Ratio of Net Investment Loss to Average Net Assets	(0.60)%	(0.09)%	(0.44)%	(0.27)%	(0.83)%
Portfolio Turnover Rate	112.61%	122.83%	129.58%	144.26%	129.64%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	35

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$8.62	$12.18	$18.77	$17.99	$18.21

Income From Investment Operations
Net Investment Loss(1)	(0.14)	(0.08)	(0.18)	(0.18)	(0.29)
Net Realized and Unrealized Gain (Loss) on Investments	1.50	(3.47)	(3.16)	3.10	3.01

Total from Investment Operations	1.36	(3.55)	(3.34)	2.92	2.72

Distributions to Shareholders From:
Net Realized Capital Gain	—	(0.01)	(3.25)	(2.14)	(2.94)

Total Distributions	—	(0.01)	(3.25)	(2.14)	(2.94)

Net Asset Value, End of Period	$9.98	$8.62	$12.18	$18.77	$17.99

Total Return(2)	15.78%	(29.16)%	(18.49)%	17.38%	15.91%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$2,085	$2,688	$4,711	$13,436	$9,884
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	2.63%	2.58%	2.52%	2.57%	2.58%
After Expense Reimbursement and Waived Fees	2.57%	2.49%	2.44%	2.48%	2.50%
Ratio of Net Investment Loss to Average Net Assets	(1.36)%	(0.86)%	(1.17)%	(1.02)%	(1.58)%
Portfolio Turnover Rate	112.61%	122.83%	129.58%	144.26%	129.64%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

36	QUAKER INVESTMENT TRUST PROSPECTUS

	Institutional Class
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$10.24	$14.32	$21.19	$19.88	$19.65

Income From Investment Operations
Net Investment Income (Loss)(1)	(0.04)	0.02	(0.03)	—	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	1.77	(4.09)	(3.59)	3.45	3.29

Total from Investment Operations	1.73	(4.07)	(3.62)	3.45	3.17

Distributions to Shareholders From:
Net Investment Income	(0.01)	—	—	—	—
Net Realized Capital Gain	—	(0.01)	(3.25)	(2.14)	(2.94)

Total Distributions	(0.01)	(0.01)	(3.25)	(2.14)	(2.94)

Net Asset Value, End of Period	$11.96	$10.24	$14.32	$21.19	$19.88

Total Return(2)	16.90%	(28.43)%	(17.62)%	18.44%	17.12%

Ratios/Supplemental Data
Net Assets, End of Period (000’s Omitted)	$61,004	$60,675	$23,528	$30,520	$28,727
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursements and Waived Fees	1.64%	1.59%	1.54%	1.57%	1.58%
After Expense Reimbursement and Waived Fees	1.58%	1.50%	1.46%	1.48%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.35)%	0.19%	(0.20)%	(0.02)%	(0.58)%
Portfolio Turnover Rate	112.61%	122.83%	129.58%	144.26%	129.64%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

FOR MORE INFORMATION PLEASE CALL 800-220-8888	37

Privacy Policy

Your personal privacy is important. At Quaker Investment Trust, including its subsidiaries and affiliated entities, we recognize that whether you are an existing customer or are considering a relationship with us, you have an interest in how we collect, retain and use information about you and your relationship with us.

We are committed to protecting your confidential information. We do this by maintaining standards and procedures designed to prevent the accidental disclosure of such information and/or its misuse. Our Customer Privacy Policy, which outlines how we accomplish the protection of your information, is set forth below.

I.	INFORMATION COLLECTION

We may collect “non-public personal information” about you from the following sources:

•	Information we receive from you on account applications and other account forms you provide to us;

•	Information about your transactions with us, our affiliates, and other entities;

•	Information we receive from third parties, such as credit bureaus, the IRS, and others.

“Non-public personal information” is non-public information about you that we obtain in connection with providing a financial product or service to you. For example, non-public personal information includes information regarding your account balance, shares held, which funds you own, your investment history, etc.

II.	INFORMATION USE & SHARING WITH THIRD PARTIES

We are permitted under law to share information about our experiences or transactions with you or your account (such as your account balance, shares owned, and investment history) with affiliates. We may also share additional information about you or your account (such as information we receive from account applications and other correspondence) with our affiliates. We do not disclose information to our affiliates that does not directly relate to our or our affiliates’, experiences or transactions with your account.

We are also permitted under law to disclose non-public information about you to “non-affiliated third parties” in certain circumstances. We may share certain kinds of customer information with these third parties solely to facilitate the offering, administration, collection and delivery of our services to you, and only under strictly controlled circumstances designed to protect the privacy of your information. We require any non-affiliated third party with whom we share such information to execute our Confidentiality and Consumer Privacy Protection Agreement. Under that agreement, those parties are not allowed to release, use for their own purposes, or sell, transfer or provide any customer information we share with them to any other party.

You should be aware that there may be occasions where we are legally required to disclose information about you, such as in response to a governmental or court order.

If you decide to close your account with us, we will continue to adhere to these privacy policies. Lastly, we do not sell customer lists or individual customer information.

III. SECURITY STANDARDS

At Quaker Investment Trust and our affiliates, employee access to customer information is authorized for business purposes only and only for employees who need to know such information.

We regularly train our employees on privacy and privacy security, and we have established and continuously maintain standards and procedures to protect the privacy of your information.

When you use our on-line (Internet) products and services, we may collect information about you to personalize our services to you, but we do not share any such information or your email information to anyone other than our affiliates, unless compelled to do so under law.

IV.	ACCURACY

We continually strive to maintain complete and accurate information about you and your accounts. Should you ever believe that our records are inaccurate or incomplete, please call us immediately at 800-220-8888. We will investigate your concerns and correct any inaccuracies. We will also confirm to you the actions we have taken concerning your account. You may also write to us at the Quaker Investment Trust, c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan St., 3rd Floor, Milwaukee, Wisconsin 53202-52007.

38	QUAKER INVESTMENT TRUST PROSPECTUS

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How To Get More Information

Additional information about the Funds’ investments is available in its annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. The Funds’ Statement of Additional Information (“SAI”) contains more detailed information on all aspects of the Funds. A current SAI, dated October 28, 2010, has been filed with the SEC and is incorporated by reference into this Prospectus.

To receive information without charge concerning the Funds or to request a copy of the SAI or the annual and semi-annual reports relating to the Funds, please contact the Trust at:

Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
PO Box 701
Milwaukee, WI 53201-0701
800-220-8888

A copy of your requested document(s) will be mailed to you within three business days of your request.

The SAI and annual and semi-annual reports are also available, free of charge, on the Trust’s website at www.quakerfunds.com.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Information about the Funds is also available on the SEC’s EDGAR database at the SEC’s website (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Not all share classes of the Quaker Funds are qualified or registered for sale in all states. Shares of the Funds may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available. Investors should inquire as to whether shares of the Funds are available for offer and sale in the investor’s state of residence.

Investment Company Act No. 811-06260 QKPTRF 102010